UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2402

John Hancock Sovereign Bond Fund

(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2016

ITEM 1. REPORT TO STOCKHOLDERS.

John Hancock

Bond Fund

Annual report 5/31/16

A message to shareholders

Dear shareholder,

The past 12 months marked a challenging stretch for all investors, and the fixed-income markets offered no exception. Three themes dominated headlines for the majority of the period and continue to be sources of concern for investors: global growth, commodity prices, and the direction of interest rates. On the economic front, worries about a slowdown in China pushed the United States to center stage as investors increasingly looked to domestic demand to fuel global growth. Energy prices were highly volatile, plummeting in January to multi-year lows before rebounding to finish at more sustainable levels. As for interest rates, the U.S. Federal Reserve (Fed) finally began in December the long process of normalizing monetary policy by increasing the federal funds rate for the first time in nine years. More rate hikes may be on the horizon, but the United States' position as the one major economy tightening in this environment makes the Fed's job that much more difficult.

Against this backdrop, investors tended to dial down their risk exposure, selling out of equities, high-yield bonds, and emerging markets in favor of the safety of U.S. Treasuries and other less-volatile assets. That trend abruptly reversed course in February, as attractive valuations eventually lured investors back into riskier assets. After period end, the United Kingdom's vote to leave the European Union set off more volatility as investors turned back to safe-haven assets.

These kinds of market swings can be unsettling. We believe the global economy will continue to make gains, but that periods of heightened volatility could likely persist. At John Hancock Investments, portfolio risk management is a critical part of our role as an asset manager and our dedicated risk team is focused on these issues every day. We continually strive for new ways to analyze potential risks and have liquidity tools in place to meet the needs of our fund shareholders. However, your best resource is your financial advisor, who can help ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of May 31, 2016. They are subject to change at any time. All investments entail risks, including the possible loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Bond Fund

Table of contents

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
37	Financial statements
41	Financial highlights
49	Notes to financial statements
58	Auditor's report
59	Tax information
60	Trustees and Officers
64	More information

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income consistent with prudent investment risk.

AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/16 (%)

The Barclays U.S. Government/Credit Bond Index is an unmanaged index of U.S. government bonds, U.S. corporate bonds, and Yankee bonds.

The Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Prior to October 1, 2015, the fund compared its performance to the Barclays U.S. Government/Credit Bond Index. Effective October 1, 2015, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund has replaced the Barclays U.S. Government/Credit Bond Index with the Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

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PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

The Fed finally began normalizing monetary policy

After seven years of near-zero interest rates, the U.S. Federal Reserve (Fed) began the process of adopting a more neutral stance by increasing the federal funds rate in December 2015.

Global economic weakness and falling energy prices weighed on markets

Markets were subject to heightened volatility as investors traded with a risk-on/risk-off mentality during the period.

The fund gained ground, but trailed its benchmark

The fund posted a positive return for its fiscal year, but trailed its benchmark, the Barclays U.S. Aggregate Bond Index, due mostly to its limited exposure to U.S. Treasuries, which performed well in this environment.

PORTFOLIO COMPOSITION AS OF 5/31/16 (%)

A note about risks

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Investments in higher-yielding, lower-rated securities are subject to a higher risk of default. A fund concentrated in one sector or that holds a limited number of securities may fluctuate more than a fund that invests in a wider variety of sectors. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Mortgage- and asset-backed securities may be sensitive to changes in interest rates, and may be subject to early repayment and the market's perception of issuer creditworthiness. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value, if at all—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Fund distributions generally depend on income from underlying investments and may vary or cease altogether in the future. Please see the fund's prospectus for additional risks.

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Discussion of fund performance

An interview with Portfolio Manager Howard C. Greene, CFA, and Jeffrey N. Given, CFA, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Howard C. Greene, CFA
Portfolio Manager
John Hancock Asset Management

Jeffrey N. Given, CFA
Portfolio Manager
John Hancock Asset Management

The 12 months ended May 31, 2016, represented a challenging period for fixed-income investors. What were some of the key themes driving the market?

There were essentially three themes that drove market performance during the past year: global growth, commodity prices, and interest rates. To begin with rates, all eyes were on the U.S. Federal Reserve (Fed) in late 2015, which, for several months, had been suggesting a change in its near-zero interest-rate policy was imminent. In fact, the Fed finally did raise short-term interest rates by a quarter of one percent in December 2015, and while there has been much speculation about the timing of the Fed's next move, it has held rates steady since then. The Fed's next opportunities to raise rates coincide with its meetings in July and September.

Oil prices, meanwhile, fell precipitously for the first half of the fund's reporting period, falling from over $60 a barrel in June 2015 to less than $30 a barrel in January. Since then, prices have stabilized, rebounding to nearly $50 by the end of May. Low energy prices have been a particular headwind to the high-yield bond market (generally bonds rated BB and lower), given the large number of smaller energy companies that had been issuing debt to expand operations. Many of these companies appeared unlikely to turn a profit with oil prices below $30 or $40 a barrel, and investors were rightly concerned about a potential spike in defaults in the energy sector of the high-yield market if oil prices remained so depressed. However, that fear spread well beyond the energy sector to all of the high-yield market. Most so-called risk assets—including stocks and, to a lesser degree, investment-grade corporate bonds—saw prices rise and fall in concert with changes in the price of oil. While it's impossible to predict where oil and commodity prices will head next, we believe today's levels are more sustainable than the depressed values we saw earlier in the year. Given that scenario, assets could be driven less by fluctuations in commodity prices looking ahead.

Lastly, concern about the strength of the global economy also fueled the risk-on/risk-off environment during the fund's reporting period. China's economic slowdown in particular has been

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       4

"While it's impossible to predict where oil and commodity prices will head next, we believe today's levels are more sustainable than the depressed values we saw earlier in the year."
in the news for some time, and the general deterioration in economic fundamentals in developing nations has only been exacerbated by the recent weakness in commodity prices. Many emerging markets are commodity exporters, and the low prices and weak demand have negatively impacted their financial health. Developed markets, meanwhile—especially Europe and Japan—contended with their own economic challenges. Central banks in those markets pursued aggressive monetary policies, using bond buying programs to send interest rates into negative territory in some countries in an effort to spur economic growth—so far, with mixed results.

QUALITY COMPOSITION AS OF 5/31/16 (%)

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       5

"We're continuing to take a fairly conservative stance in general as we head into the second half of 2016. We don't believe now is the time to be making big bets on either interest rates or credit."

What positions were the primary detractors from the fund's performance versus its benchmark, the Barclays U.S. Aggregate Bond Index?

The biggest detractor during the period was the fund's underweight position in U.S. Treasuries. The yield curve—a graphical representation comparing the yields of bonds of varying maturities—generally flattened during the period as short-term rates rose and longer-term rates fell. That drop in longer-term rates benefited investors in long-dated Treasury debt, since rates and prices move in opposite directions. The fund's relative performance was also hampered by a limited exposure to duration, which is a measure of a bond or a portfolio's sensitivity to interest-rate changes. Our belief had been that the risks of higher interest rates outweighed the potential rewards offered through exposure to rate-sensitive securities.

The fund's modest positions in high-yield and emerging-market debt also dragged on returns. Although both segments rallied in the final few months of the fund's fiscal year, overall investors' risk aversion during the period caused these two areas of the market to sell off.

The use of derivatives had a negative impact on the fund's performance. Derivatives were used, in part, to manage the fund's duration, which was at 5.18 years at period end, compared with 5.53 years for its benchmark.

What positions helped relative performance?

We increased the fund's allocations to highly rated corporate debt in the financials sector, and those positions fared relatively well during the past 12 months. A small and gradual uptick in interest rates would likely be beneficial for the profitability of financial companies, so that sector has seen some increased demand in anticipation of higher short-term interest rates.

The fund's holdings in asset-backed securities, which include credit card and automobile financing receivables, also helped overall performance. We have found that the credit risks in this segment of the bond market, against the backdrop of a gradually improving economy, have generally been fairly low, presenting an attractive investment opportunity.

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Given the level of uncertainty in the markets, how are you positioning the portfolio for the next several months?

We're continuing to take a fairly conservative stance in general as we head into the second half of 2016. We don't believe now is the time to be making big bets on either interest rates or credit. To that end, we held a modestly defensive stance with respect to the fund's duration. Managing interest-rate exposure isn't a significant part of our overall strategy, however, as individual security selection is our primary emphasis. With that said, the fund holds some floating-rate securities, primarily mortgage-backed securities that hold adjustable rate loans. These investments can benefit if interest rates begin to move higher, and we believe they provide an element of diversification to the fund. With regard to credit, we have been focused on high-quality securities within both the investment-grade space and the high-yield area. While our primary goal is to offer investors a well-diversified portfolio, in general we prefer credit-driven holdings over rate-sensitive securities, given the incremental yields offered and the potential opportunity for some spread tightening.

The reality for investors, however, is that for the foreseeable future, we are likely to be in an environment of coupon-like returns. There are not a lot of opportunities in the market for meaningful price appreciation, and given the headwinds of rising interest rates and sluggish global economic growth, we prefer a more conservative tilt to the portfolio. As the Fed continues to navigate normalizing monetary policy, individual security selection will become increasingly important.

MANAGED BY

Howard C. Greene, CFA On the fund since 2002 Investing since 1979
Jeffrey N. Given, CFA On the fund since 2006 Investing since 1993

The views expressed in this report are exclusively those of Howard C. Greene, CFA, and Jeffrey N. Given, CFA, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED MAY 31, 2016

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	5-year	10-year	as of 5-31-16	as of 5-31-16
Class A	-2.48	3.49	5.76	18.74	75.09	2.63	2.58
Class B	-4.03	3.27	5.60	17.45	72.41	2.04	1.98
Class C	-0.10	3.61	5.45	19.43	70.04	2.05	1.99
Class I2	1.97	4.71	6.61	25.90	89.68	3.08	3.02
Class R2[2,3]	1.55	4.36	6.19	23.78	82.27	2.64	2.58
Class R4[2,3]	1.86	4.48	6.35	24.50	85.07	2.89	2.73
Class R6[2,3]	2.02	4.83	6.69	26.59	91.10	3.15	3.08
Class NAV[2,3]	2.03	4.82	6.72	26.56	91.63	3.15	3.10
Index 1†	3.11	3.56	5.02	19.13	63.19	—	—
Index 2	2.99	3.33	4.97	17.81	62.40	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R2	Class R4	Class R6	Class NAV*
Gross (%)	0.94	1.64	1.64	0.63	1.04	0.89	0.54	0.52
Net (%)	0.89	1.59	1.59	0.58	0.99	0.74	0.47	0.47

*Expenses have been estimated for the first year of operations for Class NAV shares.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the Barclays U.S. Government/Credit Bond Index; Index 2 is the Barclays U.S. Aggregate Bond Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class B4	5-31-06	17,241	17,241	16,319	16,240
Class C4	5-31-06	17,004	17,004	16,319	16,240
Class I2,3	5-31-06	18,968	18,968	16,319	16,240
Class R2[2,3]	5-31-06	18,227	18,227	16,319	16,240
Class R4[2,3]	5-31-06	18,507	18,507	16,319	16,240
Class R6[2,3]	5-31-06	19,110	19,110	16,319	16,240
Class NAV[2,3]	5-31-06	19,163	19,163	16,319	16,240

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares' maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Barclays U.S. Government/Credit Bond Index is an unmanaged index of U.S. government bonds, U.S. corporate bonds, and Yankee bonds.

The Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Prior to October 1, 2015, the fund compared its performance to the Barclays U.S. Government/Credit Bond Index. Effective October 1, 2015, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund has replaced the Barclays U.S. Government/Credit Bond Index with the Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	For certain types of investors, as described in the fund's prospectuses.
3	Class R2 shares were first offered 3-1-12; Class R4 shares were first offered 3-27-15; Class R6 shares were first offered 9-1-11; Class NAV shares were first offered 8-31-15. Returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2, Class R4, Class R5, and Class NAV shares, as applicable.
4	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on December 1, 2015, with the same investment held until May 31, 2016.

	Account value on 12-1-2015	Ending value on 5-31-2016	Expenses paid during period ended 5-31-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,026.70	$4.41	0.87%
Class B	1,000.00	1,023.10	7.94	1.57%
Class C	1,000.00	1,022.50	7.94	1.57%
Class I	1,000.00	1,028.30	2.84	0.56%
Class R2	1,000.00	1,026.20	4.91	0.97%
Class R4	1,000.00	1,027.70	3.45	0.68%
Class R6	1,000.00	1,028.90	2.28	0.45%
Class NAV	1,000.00	1,028.30	2.28	0.45%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2016, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

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Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on December 1, 2015, with the same investment held until May 31, 2016. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 12-1-2015	Ending value on 5-31-2016	Expenses paid during period ended 5-31-2016[1]	Annualized expense ratio
Class A	$1,000.00	$1,020.70	$4.40	0.87%
Class B	1,000.00	1,017.20	7.92	1.57%
Class C	1,000.00	1,017.20	7.92	1.57%
Class I	1,000.00	1,022.20	2.83	0.56%
Class R2	1,000.00	1,020.20	4.90	0.97%
Class R4	1,000.00	1,021.60	3.44	0.68%
Class R6	1,000.00	1,022.80	2.28	0.45%
Class NAV	1,000.00	1,022.80	2.28	0.45%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
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Fund's investments

As of 5-31-16
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 40.5%				$1,532,257,776
(Cost $1,529,036,913)
Consumer discretionary 5.7%				215,559,019
Auto components 0.6%
Dana Holding Corp.	6.000	09-15-23	4,055,000	4,085,413
Delphi Automotive PLC	4.250	01-15-26	4,040,000	4,292,318
Delphi Corp.	5.000	02-15-23	9,440,000	10,006,400
Nemak SAB de CV (S)	5.500	02-28-23	2,780,000	2,870,350
ZF North America Capital, Inc. (S)	4.750	04-29-25	2,840,000	2,840,000
Automobiles 1.5%
American Honda Finance Corp.	1.700	02-22-19	5,785,000	5,835,376
Ford Motor Company	4.750	01-15-43	2,030,000	2,071,796
Ford Motor Credit Company LLC	2.551	10-05-18	3,680,000	3,729,224
Ford Motor Credit Company LLC	5.875	08-02-21	10,680,000	12,144,612
General Motors Company	4.875	10-02-23	7,375,000	7,831,048
General Motors Company	6.250	10-02-43	4,555,000	5,024,598
General Motors Financial Company, Inc.	3.450	04-10-22	5,030,000	4,987,124
General Motors Financial Company, Inc.	4.000	01-15-25	6,675,000	6,639,329
General Motors Financial Company, Inc.	5.250	03-01-26	3,485,000	3,749,696
Hyundai Capital America (S)	2.400	10-30-18	5,010,000	5,057,450
Diversified consumer services 0.1%
Service Corp. International	5.375	05-15-24	3,745,000	3,876,075
Hotels, restaurants and leisure 0.3%
CCM Merger, Inc. (S)	9.125	05-01-19	2,775,000	2,910,281
Eldorado Resorts, Inc.	7.000	08-01-23	1,465,000	1,530,925
GLP Capital LP	5.375	04-15-26	935,000	974,738
International Game Technology PLC (S)	6.500	02-15-25	2,200,000	2,200,000
Mohegan Tribal Gaming Authority	9.750	09-01-21	2,940,000	3,098,025
Seminole Tribe of Florida, Inc. (S)	6.535	10-01-20	1,964,000	2,062,200
Waterford Gaming LLC (H)(S)	8.625	09-15-49	372,111	0
Household durables 0.2%
Newell Brands, Inc.	2.150	10-15-18	1,975,000	1,991,126
Newell Brands, Inc.	4.200	04-01-26	3,870,000	4,089,328
Internet and catalog retail 0.5%
Expedia, Inc. (S)	5.000	02-15-26	8,441,000	8,433,859
QVC, Inc.	4.375	03-15-23	3,920,000	3,857,543
QVC, Inc.	5.125	07-02-22	3,060,000	3,224,365
QVC, Inc.	5.450	08-15-34	3,500,000	3,117,986
Leisure products 0.0%
Vista Outdoor, Inc. (S)	5.875	10-01-23	870,000	909,237
Media 1.9%
Altice Financing SA (S)	6.500	01-15-22	1,485,000	1,510,988

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       12

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Media (continued)
Altice Financing SA (S)	6.625	02-15-23	1,890,000	$1,890,000
Cengage Learning, Inc. (S)	9.500	06-15-24	3,800,000	3,847,500
Charter Communications Operating LLC (S)	6.484	10-23-45	4,720,000	5,444,539
Clear Channel Worldwide Holdings, Inc.	6.500	11-15-22	2,785,000	2,795,444
McGraw-Hill Global Education Holdings LLC (S)	7.875	05-15-24	975,000	1,016,438
MDC Partners, Inc. (S)	6.500	05-01-24	1,590,000	1,538,325
Midcontinent Communications (S)	6.875	08-15-23	1,695,000	1,762,800
Myriad International Holdings BV (S)	5.500	07-21-25	2,020,000	2,059,390
Omnicom Group, Inc.	3.600	04-15-26	3,565,000	3,655,483
Radio One, Inc. (S)	9.250	02-15-20	3,070,000	2,655,550
Scripps Networks Interactive, Inc.	3.950	06-15-25	6,130,000	6,296,197
Sinclair Television Group, Inc. (S)	5.625	08-01-24	4,125,000	4,248,750
Sirius XM Radio, Inc. (S)	5.250	08-15-22	3,829,000	4,030,023
Sirius XM Radio, Inc. (S)	5.375	04-15-25	2,735,000	2,745,256
Sirius XM Radio, Inc. (S)	5.375	07-15-26	4,865,000	4,840,675
Time Warner Cable, Inc.	8.250	04-01-19	3,940,000	4,557,717
Time Warner, Inc.	3.600	07-15-25	3,185,000	3,303,361
Time Warner, Inc.	3.875	01-15-26	7,820,000	8,232,184
Time Warner, Inc.	6.500	11-15-36	3,329,000	4,032,940
Multiline retail 0.1%
Macy's Retail Holdings, Inc.	7.875	08-15-36	3,420,000	3,462,849
Specialty retail 0.4%
AutoNation, Inc.	4.500	10-01-25	1,940,000	2,007,050
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750	10-15-19	4,378,000	3,830,750
L Brands, Inc.	6.625	04-01-21	5,860,000	6,526,575
L Brands, Inc.	6.875	11-01-35	2,215,000	2,336,825
Textiles, apparel and luxury goods 0.1%
Hot Topic, Inc. (S)	9.250	06-15-21	3,465,000	3,490,988
Consumer staples 2.2%				85,188,102
Beverages 0.6%
Anheuser-Busch InBev Finance, Inc.	4.900	02-01-46	12,045,000	13,423,333
Constellation Brands, Inc.	4.250	05-01-23	3,315,000	3,414,450
Constellation Brands, Inc.	4.750	11-15-24	1,975,000	2,076,219
PepsiCo, Inc.	1.500	02-22-19	5,545,000	5,562,090
Food and staples retailing 0.8%
CVS Health Corp.	2.875	06-01-26	3,260,000	3,241,278
CVS Health Corp.	5.125	07-20-45	5,785,000	6,715,772
SUPERVALU, Inc.	7.750	11-15-22	4,065,000	3,531,469
Tops Holding II Corp.	8.750	06-15-18	1,075,000	951,913
Tops Holding LLC (S)	8.000	06-15-22	6,315,000	5,572,988
Walgreens Boots Alliance, Inc.	1.750	05-30-18	3,055,000	3,058,999
Whole Foods Market, Inc. (S)	5.200	12-03-25	7,290,000	7,579,952

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       13

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Food products 0.5%
Bunge, Ltd. Finance Corp.	8.500	06-15-19	3,211,000	$3,767,020
Kraft Heinz Foods Company (S)	2.000	07-02-18	5,605,000	5,647,340
Kraft Heinz Foods Company (S)	4.875	02-15-25	3,292,000	3,592,191
Kraft Heinz Foods Company (S)	5.200	07-15-45	3,750,000	4,208,100
Post Holdings, Inc. (S)	7.750	03-15-24	1,620,000	1,753,650
Personal products 0.1%
Revlon Consumer Products Corp.	5.750	02-15-21	2,820,000	2,820,000
Tobacco 0.2%
Alliance One International, Inc.	9.875	07-15-21	6,450,000	5,659,875
Vector Group, Ltd.	7.750	02-15-21	2,505,000	2,611,463
Energy 3.0%				113,150,912
Oil, gas and consumable fuels 3.0%
Cenovus Energy, Inc.	4.450	09-15-42	4,810,000	3,529,549
Cimarex Energy Company	4.375	06-01-24	3,095,000	3,153,152
Columbia Pipeline Group, Inc.	4.500	06-01-25	6,620,000	6,841,293
Continental Resources, Inc.	5.000	09-15-22	7,138,000	6,745,410
DCP Midstream LLC (S)	9.750	03-15-19	3,840,000	4,089,600
DCP Midstream LLC (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (S)	5.850	05-21-43	3,375,000	2,295,000
DCP Midstream Operating LP	2.700	04-01-19	3,805,000	3,562,557
DCP Midstream Operating LP	3.875	03-15-23	1,960,000	1,739,500
Enbridge Energy Partners LP	4.375	10-15-20	3,100,000	3,127,537
Energy Transfer Partners LP	5.150	03-15-45	3,950,000	3,354,202
Energy Transfer Partners LP	9.700	03-15-19	2,620,000	2,930,522
Enterprise Products Operating LLC (8.375% to 8-1-16, then 3 month LIBOR + 3.708%)	8.375	08-01-66	5,865,000	5,086,204
Kerr-McGee Corp.	6.950	07-01-24	3,055,000	3,385,951
Kinder Morgan Energy Partners LP	7.750	03-15-32	2,130,000	2,300,747
Kinder Morgan, Inc.	5.550	06-01-45	5,385,000	4,952,509
Lukoil International Finance BV (S)	3.416	04-24-18	5,040,000	5,090,854
MPLX LP	4.000	02-15-25	1,435,000	1,287,766
MPLX LP (S)	4.875	12-01-24	1,575,000	1,488,155
Occidental Petroleum Corp.	3.400	04-15-26	3,850,000	3,914,899
Petroleos Mexicanos	4.875	01-24-22	2,975,000	2,973,141
Regency Energy Partners LP	5.000	10-01-22	940,000	920,641
Regency Energy Partners LP	5.500	04-15-23	5,895,000	5,762,168
Regency Energy Partners LP	5.875	03-01-22	865,000	881,733
Shell International Finance BV	4.375	05-11-45	8,520,000	8,784,785
Summit Midstream Holdings LLC	7.500	07-01-21	1,585,000	1,470,088
Sunoco Logistics Partners Operations LP	4.400	04-01-21	4,055,000	4,156,282
Teekay Offshore Partners LP	6.000	07-30-19	5,115,000	3,785,100
Tesoro Logistics LP	6.125	10-15-21	5,185,000	5,343,765
Tesoro Logistics LP	6.375	05-01-24	800,000	824,000

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       14

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Williams Partners LP	4.875	05-15-23	2,900,000	$2,648,779
Williams Partners LP	4.875	03-15-24	7,440,000	6,725,023
Financials 15.3%				576,887,831
Banks 6.7%
Bank of America Corp.	3.950	04-21-25	1,430,000	1,427,866
Bank of America Corp.	4.200	08-26-24	3,175,000	3,242,126
Bank of America Corp.	4.250	10-22-26	3,580,000	3,633,099
Bank of America Corp.	4.450	03-03-26	6,915,000	7,137,207
Bank of America Corp.	6.875	04-25-18	6,620,000	7,225,042
Bank of America Corp. (6.250% to 9-5-24, then 3 month LIBOR + 3.705%) (Q)	6.250	09-05-24	5,655,000	5,789,306
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (Q)	6.300	03-10-26	2,705,000	2,870,681
Bank of America Corp. (8.000% to 1-30-18, then 3 month LIBOR + 3.630%) (Q)	8.000	01-30-18	5,550,000	5,563,875
BankUnited, Inc.	4.875	11-17-25	5,330,000	5,366,201
Barclays Bank PLC (S)	10.179	06-12-21	4,710,000	5,975,214
Barclays PLC	4.375	01-12-26	4,145,000	4,223,224
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) (Q)(S)	7.375	08-19-25	1,115,000	1,112,213
BPCE SA (S)	4.500	03-15-25	4,360,000	4,297,983
BPCE SA (S)	5.700	10-22-23	4,630,000	4,938,418
Citigroup, Inc.	4.600	03-09-26	5,490,000	5,697,396
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (Q)	6.250	08-15-26	6,505,000	6,716,413
Commerzbank AG (S)	8.125	09-19-23	6,040,000	7,068,370
Credit Agricole SA (6.625% to 9-23-19, then 5 Year U.S. Swap Rate + 4.697%) (Q)(S)	6.625	09-23-19	4,420,000	4,154,800
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (Q)(S)	7.875	01-23-24	5,265,000	5,159,700
Credit Agricole SA (8.125% to 9-19-18, then 5 Year U.S. Swap Rate + 6.283%) (S)	8.125	09-19-33	4,540,000	4,977,783
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (Q)	5.100	06-30-23	3,980,000	3,641,700
HBOS PLC (S)	6.750	05-21-18	8,895,000	9,565,870
HSBC Holdings PLC (6.375% to 9-17-24, then 5 Year U.S. ISDAFIX + 3.705%) (Q)	6.375	09-17-24	1,570,000	1,477,763
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (Q)	6.875	06-01-21	4,575,000	4,610,699
ING Bank NV (S)	5.800	09-25-23	5,184,000	5,720,477
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (Q)	6.500	04-16-25	1,385,000	1,294,109
JPMorgan Chase & Co.	3.200	06-15-26	5,645,000	5,644,492
JPMorgan Chase & Co.	4.625	05-10-21	8,335,000	9,155,472

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       15

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co. (5.300% to 5-1-20, then 3 month LIBOR + 3.800%) (Q)	5.300	05-01-20	5,870,000	$5,914,025
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (Q)	6.750	02-01-24	7,940,000	8,820,864
Lloyds Banking Group PLC	4.650	03-24-26	11,125,000	11,260,147
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (Q)	7.500	06-27-24	3,595,000	3,603,988
Manufacturers & Traders Trust Company (5.629% to 12-1-16, then 3 month LIBOR + 6.400%)	5.629	12-01-21	5,255,000	5,110,488
Mizuho Financial Group Cayman 3, Ltd. (S)	4.600	03-27-24	3,525,000	3,776,703
Popular, Inc.	7.000	07-01-19	2,750,000	2,729,375
Rabobank Nederland NV (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (Q)(S)	11.000	06-30-19	5,937,000	7,265,404
Royal Bank of Scotland Group PLC	4.800	04-05-26	3,990,000	4,112,932
Royal Bank of Scotland Group PLC (8.000% to 8-10-25, then 5 Year U.S. Swap Rate + 5.720%) (Q)	8.000	08-10-25	2,400,000	2,361,000
Santander Holdings USA, Inc.	2.700	05-24-19	8,665,000	8,673,587
Santander UK Group Holdings PLC (S)	4.750	09-15-25	4,125,000	4,064,367
Societe Generale SA (8.000% to 9-29-25, then 5 Year U.S. ISDAFIX + 5.873%) (Q)(S)	8.000	09-29-25	4,730,000	4,718,648
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (Q)	8.250	11-29-18	3,390,000	3,491,700
Sumitomo Mitsui Banking Corp.	2.450	01-10-19	7,159,000	7,274,682
Synovus Financial Corp.	7.875	02-15-19	1,620,000	1,798,200
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (Q)	4.850	06-01-23	4,415,000	4,238,400
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (Q)	6.750	08-01-21	5,565,000	6,191,063
Wells Fargo & Company	4.650	11-04-44	1,815,000	1,876,300
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (Q)	5.875	06-15-25	5,945,000	6,361,150
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (Q)	5.900	06-15-24	5,895,000	6,109,873
Wells Fargo & Company, Series K (7.980% to 3-15-18, then 3 month LIBOR + 3.770%) (Q)	7.980	03-15-18	4,072,000	4,285,780
Wells Fargo Bank NA	5.850	02-01-37	1,990,000	2,408,336
Capital markets 1.9%
Ares Capital Corp.	3.875	01-15-20	4,760,000	4,868,142
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (Q)(S)	7.500	12-11-23	3,070,000	3,154,425
Deutsche Bank AG	4.500	04-01-25	2,355,000	2,184,762
FS Investment Corp.	4.000	07-15-19	5,040,000	5,036,749
Jefferies Group LLC	6.875	04-15-21	6,225,000	6,988,509
Jefferies Group LLC	8.500	07-15-19	2,660,000	3,033,557
Macquarie Bank, Ltd. (S)	4.875	06-10-25	5,565,000	5,658,882

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       16

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Morgan Stanley	2.450	02-01-19	3,070,000	$3,111,906
Morgan Stanley	3.875	01-27-26	3,200,000	3,344,042
Morgan Stanley	5.500	01-26-20	4,735,000	5,243,416
Morgan Stanley	7.300	05-13-19	9,090,000	10,404,723
Morgan Stanley (5.550% to 7-15-20, then 3 month LIBOR + 3.810%) (Q)	5.550	07-15-20	3,445,000	3,445,000
Stifel Financial Corp.	4.250	07-18-24	3,325,000	3,318,852
The Bear Stearns Companies LLC	7.250	02-01-18	3,640,000	3,967,189
The Goldman Sachs Group, Inc.	2.000	04-25-19	3,185,000	3,192,510
The Goldman Sachs Group, Inc.	3.750	05-22-25	4,055,000	4,173,272
The Goldman Sachs Group, Inc.	4.750	10-21-45	2,065,000	2,204,873
Consumer finance 1.5%
Ally Financial, Inc.	3.250	11-05-18	3,775,000	3,760,844
Ally Financial, Inc.	5.125	09-30-24	8,440,000	8,703,750
American Express Company	3.625	12-05-24	20,000	20,160
Capital One Financial Corp.	2.450	04-24-19	3,220,000	3,248,661
Capital One Financial Corp.	4.200	10-29-25	4,945,000	5,052,203
Capital One Financial Corp. (5.550% to 6-1-20, then 3 month LIBOR + 3.800%) (Q)	5.550	06-01-20	4,210,000	4,188,950
Capital One NA	2.350	08-17-18	3,820,000	3,857,803
Credit Acceptance Corp.	6.125	02-15-21	4,420,000	4,265,300
Credito Real SAB de CV (S)	7.500	03-13-19	4,310,000	4,454,855
Discover Bank	2.600	11-13-18	5,530,000	5,562,306
Discover Financial Services	3.950	11-06-24	4,810,000	4,883,641
Discover Financial Services	5.200	04-27-22	4,795,000	5,182,920
Enova International, Inc.	9.750	06-01-21	4,300,000	3,289,500
Diversified financial services 0.9%
Doric Nimrod Air Alpha 2013-1 Class A Pass Through Trust (S)	5.250	05-30-25	2,655,427	2,705,216
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (S)	6.125	11-30-21	1,202,774	1,217,808
Doric Nimrod Air Finance Alpha, Ltd. 2012-1 Class A Pass Through Trust (S)	5.125	11-30-24	2,706,710	2,747,996
Leucadia National Corp.	5.500	10-18-23	6,320,000	6,333,828
NewStar Financial, Inc.	7.250	05-01-20	6,120,000	5,691,600
S&P Global, Inc.	4.000	06-15-25	5,655,000	6,035,802
S&P Global, Inc.	4.400	02-15-26	3,725,000	4,083,725
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	5,348,000	5,020,702
Insurance 1.7%
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375	09-01-24	5,275,000	5,539,610
Assured Guaranty US Holdings, Inc.	5.000	07-01-24	6,030,000	6,445,527
AXA SA	8.600	12-15-30	2,905,000	3,893,281

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       17

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
AXA SA (6.379% to 12-14-36, then 3 month LIBOR + 2.256%) (Q)(S)	6.379	12-14-36	1,725,000	$1,822,031
CNA Financial Corp.	7.250	11-15-23	2,320,000	2,786,503
CNO Financial Group, Inc.	5.250	05-30-25	5,545,000	5,711,350
Liberty Mutual Group, Inc. (7.800% to 3-15-37, then 3 month LIBOR + 3.576%) (S)	7.800	03-07-87	4,830,000	5,337,150
MetLife, Inc.	6.400	12-15-66	3,710,000	3,983,650
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (S)	5.100	10-16-44	3,770,000	4,104,588
Pacific LifeCorp. (S)	6.000	02-10-20	2,795,000	3,100,692
Prudential Financial, Inc. (5.200% to 3-15-24, then 3 month LIBOR + 3.040%)	5.200	03-15-44	3,120,000	3,123,120
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	3,085,000	3,343,369
Teachers Insurance & Annuity Association of America (S)	6.850	12-16-39	5,745,000	7,453,362
The Hartford Financial Services Group, Inc. (8.125% to 6-15-18, then 3 month LIBOR + 4.603%)	8.125	06-15-68	5,820,000	6,300,150
Real estate investment trusts 2.1%
American Tower Corp.	3.400	02-15-19	3,485,000	3,610,244
American Tower Corp.	4.700	03-15-22	3,420,000	3,709,653
Corrections Corp. of America	4.625	05-01-23	3,270,000	3,319,050
Corrections Corp. of America	5.000	10-15-22	1,330,000	1,396,500
Crown Castle International Corp.	4.450	02-15-26	4,100,000	4,361,170
Crown Castle Towers LLC (S)	4.883	08-15-40	4,330,000	4,666,224
Crown Castle Towers LLC (S)	6.113	01-15-40	5,842,000	6,453,914
DDR Corp.	7.500	04-01-17	5,575,000	5,837,532
Highwoods Realty LP	5.850	03-15-17	3,130,000	3,226,345
Iron Mountain, Inc.	5.750	08-15-24	4,900,000	4,900,000
Iron Mountain, Inc.	6.000	08-15-23	4,735,000	4,948,075
iStar, Inc.	5.000	07-01-19	1,250,000	1,187,500
MPT Operating Partnership LP	6.375	02-15-22	2,750,000	2,880,928
MPT Operating Partnership LP	6.875	05-01-21	2,175,000	2,252,213
Omega Healthcare Investors, Inc.	4.500	01-15-25	3,430,000	3,334,059
Omega Healthcare Investors, Inc.	4.950	04-01-24	3,530,000	3,587,108
Omega Healthcare Investors, Inc.	5.250	01-15-26	2,015,000	2,068,093
Ventas Realty LP	3.500	02-01-25	7,180,000	7,183,188
Ventas Realty LP	3.750	05-01-24	2,595,000	2,650,040
VEREIT Operating Partnership LP	4.600	02-06-24	5,895,000	5,931,844
Welltower, Inc.	3.750	03-15-23	1,995,000	2,021,402
Thrifts and mortgage finance 0.5%
Nationstar Mortgage LLC	6.500	07-01-21	3,400,000	2,943,108
Nationstar Mortgage LLC	7.875	10-01-20	3,593,000	3,404,368
Nationstar Mortgage LLC	9.625	05-01-19	2,160,000	2,254,500

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       18

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Thrifts and mortgage finance (continued)
Quicken Loans, Inc. (S)	5.750	05-01-25	2,940,000	$2,785,650
Radian Group, Inc.	5.250	06-15-20	2,445,000	2,493,900
Radian Group, Inc.	7.000	03-15-21	1,190,000	1,261,400
Stearns Holdings LLC (S)	9.375	08-15-20	1,590,000	1,502,550
Health care 2.4%				91,756,752
Biotechnology 0.3%
AbbVie, Inc.	3.600	05-14-25	6,565,000	6,726,985
Celgene Corp.	5.000	08-15-45	6,025,000	6,399,635
Health care equipment and supplies 0.3%
Medtronic, Inc.	4.625	03-15-45	4,120,000	4,608,665
Zimmer Biomet Holdings, Inc.	3.550	04-01-25	5,300,000	5,374,030
Health care providers and services 1.3%
Centene Corp. (S)	6.125	02-15-24	1,510,000	1,590,226
Covenant Surgical Partners, Inc. (S)	8.750	08-01-19	1,663,000	1,584,008
Express Scripts Holding Company	4.500	02-25-26	7,585,000	8,119,356
Fresenius US Finance II, Inc. (S)	4.500	01-15-23	1,880,000	1,936,400
HCA, Inc.	5.250	04-15-25	4,030,000	4,150,900
HCA, Inc.	5.250	06-15-26	785,000	806,588
HCA, Inc.	7.500	02-15-22	3,260,000	3,696,025
LifePoint Health, Inc. (S)	5.375	05-01-24	3,755,000	3,769,081
Medco Health Solutions, Inc.	7.125	03-15-18	2,880,000	3,145,798
MEDNAX, Inc. (S)	5.250	12-01-23	750,000	767,348
Molina Healthcare, Inc. (S)	5.375	11-15-22	3,545,000	3,540,675
Select Medical Corp.	6.375	06-01-21	5,020,000	4,831,750
UnitedHealth Group, Inc.	1.450	07-17-17	4,965,000	4,986,300
Universal Health Services, Inc. (S)	4.750	08-01-22	3,200,000	3,256,000
WellCare Health Plans, Inc.	5.750	11-15-20	1,945,000	2,015,506
Pharmaceuticals 0.5%
Actavis Funding SCS	3.800	03-15-25	3,915,000	3,968,906
Mylan NV (S)	2.500	06-07-19	3,495,000	3,491,086
Mylan NV (S)	3.950	06-15-26	11,730,000	11,639,796
Quintiles Transnational Corp. (S)	4.875	05-15-23	1,335,000	1,351,688
Industrials 5.5%				207,898,852
Aerospace and defense 0.9%
AerCap Ireland Capital, Ltd.	4.625	10-30-20	1,225,000	1,267,875
Huntington Ingalls Industries, Inc. (S)	5.000	12-15-21	4,055,000	4,267,888
Huntington Ingalls Industries, Inc. (S)	5.000	11-15-25	850,000	892,500
Lockheed Martin Corp.	2.900	03-01-25	4,771,000	4,830,399
Lockheed Martin Corp.	4.700	05-15-46	3,480,000	3,892,718
Textron Financial Corp. (6.000% to 2-15-17, then 3 month LIBOR + 1.735%) (S)	6.000	02-15-67	9,625,000	6,208,125
Textron, Inc.	3.875	03-01-25	2,465,000	2,515,202

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       19

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Aerospace and defense (continued)
Textron, Inc.	4.000	03-15-26	5,345,000	$5,475,482
Textron, Inc.	5.600	12-01-17	2,195,000	2,298,918
Textron, Inc.	7.250	10-01-19	2,230,000	2,547,947
Air freight and logistics 0.2%
XPO Logistics, Inc. (S)	6.500	06-15-22	6,235,000	5,985,600
Airlines 1.8%
Air Canada 2013-1 Class C Pass Through Trust (S)	6.625	05-15-18	4,450,000	4,577,938
America West Airlines 2000-1 Pass Through Trust	8.057	01-02-22	396,329	441,907
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000	07-31-19	5,495,356	5,728,908
American Airlines 2013-2 Class A Pass Through Trust	4.950	07-15-24	3,730,297	4,010,069
American Airlines 2013-2 Class B Pass Through Trust (S)	5.600	01-15-22	1,398,572	1,437,033
American Airlines 2015-1 Class B Pass Through Trust	3.700	11-01-24	5,603,975	5,494,697
American Airlines 2016-1 Class A Pass Through Trust	4.100	07-15-29	2,320,000	2,430,200
British Airways 2013-1 Class A Pass Through Trust (S)	4.625	06-20-24	6,565,084	6,926,164
British Airways 2013-1 Class B Pass Through Trust (S)	5.625	12-20-21	1,795,393	1,867,209
Continental Airlines 1997-4 Class A Pass Through Trust	6.900	07-02-19	525,685	536,514
Continental Airlines 1998-1 Class A Pass Through Trust	6.648	03-15-19	125,538	128,752
Continental Airlines 1999-1 Class A Pass Through Trust	6.545	08-02-20	769,092	814,314
Continental Airlines 2000-2 Class B Pass Through Trust	8.307	10-02-19	80,605	85,845
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	10-19-23	3,483,352	3,879,758
Continental Airlines 2012-1 Class B Pass Through Trust	6.250	10-11-21	1,217,898	1,287,927
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	07-02-24	4,179,575	4,759,491
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200	01-02-20	656,219	703,008
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	10-15-20	1,051,479	1,119,825
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027	05-01-21	2,259,131	2,514,639
UAL 2009-1 Pass Through Trust	10.400	05-01-18	153,017	159,138
UAL 2009-2A Pass Through Trust	9.750	07-15-18	765,953	796,591
United Airlines 2014-2 Class A Pass Through Trust	3.750	03-03-28	4,670,045	4,810,146
United Airlines 2014-2 Class B Pass Through Trust	4.625	03-03-24	5,020,998	5,046,103
US Airways 2010-1 Class A Pass Through Trust	6.250	10-22-24	3,377,357	3,748,867
US Airways 2012-1 Class A Pass Through Trust	5.900	04-01-26	2,798,057	3,177,193
Building products 0.3%
Builders FirstSource, Inc. (S)	10.750	08-15-23	2,510,000	2,729,625
Masco Corp.	4.375	04-01-26	2,475,000	2,561,625
Masco Corp.	4.450	04-01-25	3,230,000	3,351,125
Owens Corning	4.200	12-15-22	4,330,000	4,463,433
Commercial services and supplies 0.2%
Casella Waste Systems, Inc.	7.750	02-15-19	2,945,000	3,007,581
Prime Security Services Borrower LLC (S)	9.250	05-15-23	1,675,000	1,746,188
Safway Group Holding LLC (S)	7.000	05-15-18	1,905,000	1,924,050
Construction and engineering 0.1%
Tutor Perini Corp.	7.625	11-01-18	4,955,000	4,967,388

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       20

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Electrical equipment 0.0%
EnerSys (S)	5.000	04-30-23	1,095,000	$1,088,156
Industrial conglomerates 0.4%
General Electric Company (P)	1.106	08-15-36	3,180,000	2,661,113
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) (Q)	5.000	01-21-21	10,613,000	11,101,198
Odebrecht Finance, Ltd. (S)	7.125	06-26-42	2,720,000	945,200
Odebrecht Finance, Ltd. (Q)(S)	7.500	07-11-16	1,105,000	386,750
Machinery 0.2%
Optimas OE Solutions Holding LLC (S)	8.625	06-01-21	1,240,000	930,000
SPL Logistics Escrow LLC (S)	8.875	08-01-20	1,871,000	1,464,058
Trinity Industries, Inc.	4.550	10-01-24	6,475,000	5,992,975
Professional services 0.2%
Verisk Analytics, Inc.	4.000	06-15-25	8,200,000	8,338,145
Road and rail 0.2%
Penske Truck Leasing Company LP (S)	3.375	02-01-22	6,395,000	6,363,837
Trading companies and distributors 0.9%
Ahern Rentals, Inc. (S)	7.375	05-15-23	4,675,000	3,459,500
Air Lease Corp.	3.375	01-15-19	4,515,000	4,599,656
Air Lease Corp.	3.875	04-01-21	2,950,000	3,044,282
Air Lease Corp.	4.750	03-01-20	2,125,000	2,268,438
Air Lease Corp.	5.625	04-01-17	2,625,000	2,700,889
Aircastle, Ltd.	5.500	02-15-22	2,485,000	2,621,675
Aircastle, Ltd.	6.250	12-01-19	1,760,000	1,925,000
Aircastle, Ltd.	7.625	04-15-20	1,440,000	1,633,500
Ashtead Capital, Inc. (S)	5.625	10-01-24	1,855,000	1,873,550
International Lease Finance Corp. (S)	7.125	09-01-18	3,720,000	4,092,000
United Rentals North America, Inc.	5.500	07-15-25	3,120,000	3,061,500
United Rentals North America, Inc.	5.750	11-15-24	3,270,000	3,278,175
Transportation infrastructure 0.1%
Florida East Coast Holdings Corp. (S)	6.750	05-01-19	2,660,000	2,653,350
Information technology 2.3%				87,994,054
Electronic equipment, instruments and components 0.4%
Diamond 1 Finance Corp. (S)	6.020	06-15-26	10,800,000	10,897,643
Zebra Technologies Corp.	7.250	10-15-22	2,705,000	2,884,206
Internet software and services 0.5%
Ancestry.com Holdings LLC, PIK (S)	9.625	10-15-18	1,985,000	2,022,219
Ancestry.com, Inc.	11.000	12-15-20	2,680,000	2,894,400
eBay, Inc.	2.500	03-09-18	3,030,000	3,075,532
eBay, Inc.	3.800	03-09-22	3,800,000	3,945,023
Match Group, Inc. (S)	6.375	06-01-24	960,000	979,200
Rackspace Hosting, Inc. (S)	6.500	01-15-24	4,375,000	4,375,000

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       21

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Internet software and services (continued)
VeriSign, Inc.	5.250	04-01-25	3,145,000	$3,200,038
IT services 0.4%
Sixsigma Networks Mexico SA de CV (S)	8.250	11-07-21	2,870,000	2,783,900
Visa, Inc.	3.150	12-14-25	6,135,000	6,364,148
Visa, Inc.	4.300	12-14-45	6,395,000	7,053,915
Semiconductors and semiconductor equipment 0.3%
Lam Research Corp. (C)	3.900	06-15-26	2,325,000	2,357,199
Micron Technology, Inc.	5.875	02-15-22	3,150,000	2,866,500
Micron Technology, Inc. (S)	7.500	09-15-23	1,825,000	1,916,250
Qorvo, Inc. (S)	6.750	12-01-23	1,910,000	1,967,300
Qorvo, Inc. (S)	7.000	12-01-25	1,660,000	1,718,100
Software 0.7%
Activision Blizzard, Inc. (S)	6.125	09-15-23	4,660,000	5,073,575
Electronic Arts, Inc.	4.800	03-01-26	10,105,000	10,643,980
Microsoft Corp.	4.450	11-03-45	6,935,000	7,724,376
Open Text Corp. (S)	5.875	06-01-26	1,590,000	1,593,975
Technology hardware, storage and peripherals 0.0%
Western Digital Corp. (S)	7.375	04-01-23	1,590,000	1,657,575
Materials 1.2%				44,657,288
Chemicals 0.6%
Braskem Finance, Ltd. (S)	7.000	05-07-20	5,150,000	5,343,125
Incitec Pivot Finance LLC (S)	6.000	12-10-19	2,025,000	2,185,408
NOVA Chemicals Corp. (S)	5.000	05-01-25	5,525,000	5,455,938
Platform Specialty Products Corp. (S)	6.500	02-01-22	6,160,000	5,467,000
Rain CII Carbon LLC (S)	8.250	01-15-21	3,800,000	2,916,500
The Chemours Company	6.625	05-15-23	1,477,000	1,325,608
Construction materials 0.1%
Cemex SAB de CV (S)	6.125	05-05-25	3,400,000	3,306,500
Containers and packaging 0.1%
Ardagh Finance Holdings SA, PIK (S)	8.625	06-15-19	2,720,772	2,802,395
Ardagh Packaging Finance PLC (S)	7.250	05-15-24	1,085,000	1,103,988
Metals and mining 0.3%
Allegheny Technologies, Inc.	9.375	06-01-19	6,195,000	6,148,538
ArcelorMittal	10.850	06-01-19	3,005,000	3,538,388
Commercial Metals Company	7.350	08-15-18	2,540,000	2,692,400
Paper and forest products 0.1%
Norbord, Inc. (S)	6.250	04-15-23	2,325,000	2,371,500
Telecommunication services 1.7%				65,007,803
Diversified telecommunication services 1.1%
AT&T, Inc.	4.750	05-15-46	3,260,000	3,232,486

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       22

	Rate (%)	Maturity date	Par value^	Value
Telecommunication services (continued)
Diversified telecommunication services (continued)
Columbus International, Inc. (S)	7.375	03-30-21	1,525,000	$1,598,581
Frontier Communications Corp. (S)	8.875	09-15-20	3,900,000	4,138,875
GCI, Inc.	6.875	04-15-25	2,970,000	2,992,275
T-Mobile USA, Inc.	6.125	01-15-22	1,530,000	1,614,150
T-Mobile USA, Inc.	6.250	04-01-21	1,770,000	1,854,075
Telecom Italia Capital SA	7.200	07-18-36	2,650,000	2,708,300
Verizon Communications, Inc.	4.400	11-01-34	3,320,000	3,363,216
Verizon Communications, Inc.	4.862	08-21-46	10,455,000	11,137,461
Verizon Communications, Inc.	5.012	08-21-54	2,884,000	2,980,752
Verizon Communications, Inc.	6.550	09-15-43	3,415,000	4,466,431
Wind Acquisition Finance SA (S)	7.375	04-23-21	2,845,000	2,692,081
Wireless telecommunication services 0.6%
CC Holdings GS V LLC	3.849	04-15-23	3,960,000	4,118,539
Comcel Trust (S)	6.875	02-06-24	1,720,000	1,601,939
Digicel Group, Ltd. (S)	8.250	09-30-20	3,385,000	2,936,488
Digicel, Ltd. (S)	6.750	03-01-23	3,200,000	2,816,000
Millicom International Cellular SA (S)	4.750	05-22-20	3,610,000	3,501,700
Millicom International Cellular SA (S)	6.625	10-15-21	3,240,000	3,210,480
MTN Mauritius Investments, Ltd. (S)	4.755	11-11-24	1,375,000	1,247,496
SBA Tower Trust (S)	3.598	04-15-43	2,770,000	2,796,478
Utilities 1.2%				44,157,163
Electric utilities 0.8%
Beaver Valley II Funding Corp.	9.000	06-01-17	209,000	210,045
BVPS II Funding Corp.	8.890	06-01-17	290,000	300,674
Electricite de France SA (S)	3.625	10-13-25	2,940,000	2,997,459
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (Q)(S)	5.250	01-29-23	3,830,000	3,657,650
Empresa Electrica Angamos SA (S)	4.875	05-25-29	3,490,000	3,308,366
Israel Electric Corp., Ltd. (S)	5.625	06-21-18	3,295,000	3,498,664
Israel Electric Corp., Ltd. (S)	6.875	06-21-23	1,825,000	2,155,106
Israel Electric Corp., Ltd. (S)	7.250	01-15-19	2,890,000	3,202,120
NextEra Energy Capital Holdings, Inc.	2.300	04-01-19	2,885,000	2,913,351
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (Q)	6.250	02-01-22	2,215,000	2,447,575
Talen Energy Supply LLC	6.500	06-01-25	2,450,000	2,149,875
W3A Funding Corp.	8.090	01-02-17	927,329	927,336
Independent power and renewable electricity producers 0.4%
NRG Energy, Inc.	6.250	05-01-24	7,200,000	6,999,754
NRG Yield Operating LLC	5.375	08-15-24	9,755,000	9,389,188
U.S. Government and Agency obligations 27.9%				$1,055,355,354
(Cost $1,034,090,892)
U.S. Government 12.8%				482,453,419

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       23

	Rate (%)	Maturity date	Par value^	Value
U.S. Government (continued)
U.S. Treasury
Bond	2.500	02-15-45	50,418,000	$48,938,938
Bond	2.500	02-15-46	80,720,000	78,295,252
Bond	3.375	05-15-44	88,115,000	101,734,936
Note	0.750	02-15-19	3,340,000	3,317,819
Note	0.875	05-15-19	118,000,000	117,446,816
Note	1.625	05-15-26	76,475,000	74,960,413
Note	1.750	01-31-23	23,975,000	24,139,828
Treasury Inflation Protected Security	0.375	07-15-25	33,268,534	33,619,417
U.S. Government Agency 15.1%				572,901,935
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000	03-01-43	5,877,508	6,055,342
30 Yr Pass Thru	3.500	06-01-42	9,564,101	10,065,522
30 Yr Pass Thru	3.500	09-01-42	3,120,575	3,271,989
30 Yr Pass Thru	3.500	04-01-44	10,461,277	11,063,676
30 Yr Pass Thru	3.500	05-01-45	24,991,814	26,270,830
30 Yr Pass Thru	4.000	01-01-41	20,981,728	22,492,632
30 Yr Pass Thru	4.000	03-01-42	12,715,458	13,615,210
30 Yr Pass Thru	4.000	11-01-43	7,420,891	8,006,291
30 Yr Pass Thru	4.000	02-01-44	1,945,621	2,090,894
30 Yr Pass Thru	4.500	11-01-39	4,458,146	4,868,862
30 Yr Pass Thru	4.500	02-01-41	7,110,046	7,767,295
30 Yr Pass Thru	4.500	03-01-41	4,045,200	4,474,758
30 Yr Pass Thru	5.500	05-01-38	434,231	490,580
30 Yr Pass Thru	5.500	12-01-38	247,278	278,439
30 Yr Pass Thru	5.500	11-01-39	9,603,654	10,858,882
Federal National Mortgage Association
15 Yr Pass Thru	2.500	06-01-27	339,798	349,986
15 Yr Pass Thru	3.000	09-01-27	5,741,908	5,996,157
15 Yr Pass Thru	3.500	02-01-26	875,680	925,939
15 Yr Pass Thru	3.500	03-01-26	7,036,807	7,440,676
15 Yr Pass Thru	4.000	12-01-24	3,786,143	4,040,081
30 Yr Pass Thru	3.000	08-01-42	255,461	263,660
30 Yr Pass Thru	3.000	10-01-42	6,507,286	6,681,553
30 Yr Pass Thru	3.000	12-01-42	3,232,962	3,331,665
30 Yr Pass Thru	3.000	01-01-43	2,336,578	2,399,152
30 Yr Pass Thru	3.000	03-01-43	1,656,108	1,708,222
30 Yr Pass Thru	3.000	05-01-43	2,316,514	2,389,410
30 Yr Pass Thru	3.000	06-01-43	3,752,982	3,851,142
30 Yr Pass Thru (C)	3.000	07-01-43	40,867,228	42,089,375
30 Yr Pass Thru	3.500	11-01-40	5,648,086	5,925,448
30 Yr Pass Thru	3.500	06-01-42	5,498,601	5,786,664
30 Yr Pass Thru	3.500	08-01-42	9,188,600	9,669,975
30 Yr Pass Thru	3.500	01-01-43	4,068,575	4,269,642

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       24

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	06-01-43	20,933,720	$22,072,925
30 Yr Pass Thru	3.500	07-01-43	18,323,261	19,317,572
30 Yr Pass Thru	3.500	01-01-45	6,736,839	7,112,928
30 Yr Pass Thru (C)	3.500	04-01-45	47,612,616	50,017,687
30 Yr Pass Thru	4.000	09-01-40	13,746,820	14,737,809
30 Yr Pass Thru	4.000	11-01-40	2,033,492	2,199,783
30 Yr Pass Thru	4.000	01-01-41	10,814,644	11,608,742
30 Yr Pass Thru	4.000	09-01-41	21,048,676	22,719,685
30 Yr Pass Thru	4.000	10-01-41	10,056,864	10,833,922
30 Yr Pass Thru	4.000	01-01-42	5,863,688	6,347,779
30 Yr Pass Thru	4.000	07-01-42	759,733	821,979
30 Yr Pass Thru	4.000	09-01-43	12,630,166	13,747,871
30 Yr Pass Thru	4.000	10-01-43	22,350,276	24,229,708
30 Yr Pass Thru	4.000	01-01-44	5,517,178	5,984,730
30 Yr Pass Thru	4.500	11-01-39	7,972,857	8,706,749
30 Yr Pass Thru	4.500	08-01-40	9,725,386	10,620,597
30 Yr Pass Thru	4.500	02-01-41	9,970,306	10,894,293
30 Yr Pass Thru	4.500	05-01-41	8,651,895	9,472,625
30 Yr Pass Thru	4.500	06-01-41	10,305,103	11,298,760
30 Yr Pass Thru	4.500	07-01-41	4,667,112	5,117,133
30 Yr Pass Thru	4.500	08-01-41	6,340,948	6,952,367
30 Yr Pass Thru	4.500	05-01-42	12,742,174	13,954,895
30 Yr Pass Thru	4.500	01-01-43	2,745,885	3,000,357
30 Yr Pass Thru	5.000	08-01-40	6,572,871	7,303,804
30 Yr Pass Thru	5.000	09-01-40	5,347,989	5,957,751
30 Yr Pass Thru	5.000	02-01-41	4,242,181	4,744,421
30 Yr Pass Thru	5.000	03-01-41	5,237,539	5,857,622
30 Yr Pass Thru	5.000	04-01-41	1,808,652	2,055,564
30 Yr Pass Thru	5.000	07-01-42	3,815,066	4,239,319
30 Yr Pass Thru	5.500	05-01-35	2,222,025	2,518,845
30 Yr Pass Thru	5.500	04-01-36	527,121	597,562
30 Yr Pass Thru	5.500	05-01-36	2,316,749	2,626,342
30 Yr Pass Thru	5.500	01-01-39	1,901,659	2,149,246
30 Yr Pass Thru	6.000	02-01-37	499,670	572,513
30 Yr Pass Thru	6.500	01-01-39	2,371,696	2,762,376
30 Yr Pass Thru	6.500	06-01-39	821,626	955,725
Foreign government obligations 0.3%				$11,436,327
(Cost $10,423,615)
Argentina 0.3%				11,436,327
City of Buenos Aires Argentina (S)	7.500	06-01-27	2,900,000	2,937,700
Provincia de Buenos Aires (S)	9.125	03-16-24	1,000,000	1,070,000
Republic of Argentina (S)	7.500	04-22-26	4,485,000	4,707,008
Republic of Argentina (H)	8.280	12-31-33	2,502,638	2,721,619

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       25

	Rate (%)	Maturity date	Par value^	Value
Capital preferred securities 0.7%				$26,973,151
(Cost $27,530,832)
Financials 0.7%				26,973,151
Banks 0.2%
BAC Capital Trust XIV, Series G (P)(Q)	4.000	06-27-16	4,938,000	3,706,586
Sovereign Capital Trust VI	7.908	06-13-36	3,068,000	3,048,945
Capital markets 0.2%
Goldman Sachs Capital II (P)(Q)	4.000	07-11-16	3,664,000	2,775,480
State Street Capital Trust IV (P)	1.634	06-01-77	4,995,000	4,046,450
Insurance 0.3%
MetLife Capital Trust IV (7.875% to 12-15-32, then 3 month LIBOR + 3.960%) (S)	7.875	12-15-67	960,000	1,138,080
MetLife Capital Trust X (9.250% to 4-8-33 then 3 month LIBOR + 5.540%) (S)	9.250	04-08-68	2,820,000	3,863,400
ZFS Finance USA Trust II (6.450% to 6-15-16 then 3 month LIBOR + 2.000%) (S)	6.450	12-15-65	6,740,000	6,750,110
ZFS Finance USA Trust V (6.500% to 5-9-17, then 3 month LIBOR + 2.285%) (S)	6.500	05-09-67	1,640,000	1,644,100
Convertible bonds 0.1%				$2,472,188
(Cost $2,697,938)
Utilities 0.1%				2,472,188
Independent power and renewable electricity producers 0.1%
NRG Yield, Inc. (S)	3.250	06-01-20	2,700,000	2,472,188
Municipal bonds 0.1%				$4,903,342
(Cost $4,901,818)
State of Hawaii Department of Business Economic Development & Tourism	1.467	07-01-22	4,902,214	4,903,342
Term loans (M) 0.2%				$8,880,057
(Cost $9,610,457)
Consumer staples 0.1%				2,546,341
Household products 0.1%
The Sun Products Corp.	5.500	03-23-20	2,562,356	2,546,341
Financials 0.0%				1,334,146
Thrifts and mortgage finance 0.0%
Walter Investment Management Corp.	4.750	12-19-20	1,583,556	1,334,146
Health care 0.0%				890,416
Health care providers and services 0.0%
Surgery Center Holdings, Inc.	5.250	11-03-20	888,750	890,416
Industrials 0.1%				2,584,065
Aerospace and defense 0.0%
WP CPP Holdings LLC	4.500	12-28-19	967,500	933,637

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       26

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines 0.1%
Delta Air Lines, Inc.	3.250	10-18-18	1,647,682	$1,650,428
Utilities 0.0%				1,525,089
Electric utilities 0.0%
ExGen Texas Power LLC	5.750	09-16-21	2,033,451	1,525,089
Collateralized mortgage obligations 11.7%				$440,079,701
(Cost $435,282,988)
Commercial and residential 10.7%				404,694,258
Adjustable Rate Mortgage Trust Series 2005-4, Class 7A12 (P)	1.026	08-25-35	2,078,490	1,984,705
American Home Mortgage Investment Trust
Series 2005-1, Class 1A1 (P)	0.666	06-25-45	3,835,547	3,543,629
Series 2005-1, Class AHM (P)	2.905	06-25-45	2,137,245	2,097,325
Americold 2010 LLC Trust Series 2010-ARTA, Class D (S)	7.443	01-14-29	4,915,000	5,485,075
AOA Mortgage Trust Series 2015-1177, Class C (P) (S)	3.010	12-13-29	5,021,000	4,932,985
BAMLL Commercial Mortgage Securities Trust
Series 2013-DSNY, Class E (P) (S)	3.034	09-15-26	2,645,000	2,626,795
Series 2014-ICTS, Class D (P) (S)	2.335	06-15-28	2,295,000	2,212,095
Series 2014-ICTS, Class E (P) (S)	3.384	06-15-28	1,425,000	1,363,224
Series 2015-200P, Class F (P) (S)	3.596	04-14-33	4,230,000	3,590,071
BBCMS Trust
Series 2015, Class C (P) (S)	2.435	02-15-28	2,145,000	2,101,036
Series 2015-MSQ, Class D (P) (S)	3.990	09-15-22	5,410,000	5,392,838
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A1 (P)	3.090	03-25-35	2,951,416	2,943,978
Series 2005-5, Class A2 (P)	2.460	08-25-35	4,364,962	4,347,500
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1 (P)	1.146	01-25-35	4,757,785	4,591,728
Series 2004-12, Class A3 (P)	1.146	01-25-35	3,531,488	3,453,979
Series 2005-5, Class 1A4 (P)	1.006	07-25-35	2,711,207	2,555,955
Series 2005-7, Class 11A1 (P)	0.986	08-25-35	4,173,625	3,937,747
Bear Stearns Asset Backed Securities Trust Series 2004-AC5, Class A1	5.250	10-25-34	4,086,214	4,075,655
BHMS Mortgage Trust Series 2014-ATLS, Class DFL (P) (S)	3.436	07-05-33	5,295,000	5,080,568
BLCP Hotel Trust Series 2014-CLRN, Class D (P) (S)	2.934	08-15-29	6,985,000	6,725,243
BWAY Mortgage Trust
Series 2013-1515, Class F (P) (S)	3.927	03-10-33	6,165,000	5,511,059
Series 2014-1710, Class XA IO (S)	0.896	01-13-35	85,970,000	4,175,563
Series 2015-1740, Class D (P) (S)	3.787	01-13-35	3,795,000	3,592,207
BXHTL Mortgage Trust
Series 2015-JWRZ, Class DR2 (P) (S)	4.124	05-15-29	4,725,000	4,419,589

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       27

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2015-JWRZ, Class GL2 (P) (S)	4.123	05-15-29	4,175,000	$3,995,879
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class D (P) (S)	3.435	12-15-27	6,335,000	6,156,874
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class F (P) (S)	3.786	04-10-28	3,425,000	3,209,088
CGGS Commercial Mortgage Trust Series 2016-RNDA, Class DFX (S)	4.387	02-10-21	7,590,000	7,717,384
Citigroup Commercial Mortgage Trust Series 2014-388G, Class E (P) (S)	2.785	06-15-33	5,770,000	5,761,271
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank)
Series 2013-CR8, Class XA IO	0.693	06-10-46	43,248,690	1,199,611
Series 2015-CR27, Class B (P)	4.361	10-10-58	2,570,000	2,746,391
Commercial Mortgage Trust (Deutsche Bank)
Series 2012-CR3, Class XA IO	2.098	10-15-45	55,482,194	4,701,295
Series 2012-LC4, Class B (P)	4.934	12-10-44	2,145,000	2,361,473
Series 2013-300P, Class D (P) (S)	4.394	08-10-30	5,125,000	5,238,416
Series 2013-CR11, Class B (P)	5.162	10-10-46	8,094,000	9,090,336
Series 2013-CR13, Class C (P)	4.751	12-10-23	3,505,000	3,671,257
Series 2013-CR6, Class XA IO	1.488	03-10-46	40,166,802	1,834,795
Series 2013-LC13, Class B (P) (S)	5.009	08-10-46	4,015,000	4,444,807
Series 2014-FL4, Class D (P) (S)	2.885	07-13-31	6,605,000	6,413,427
Series 2014-TWC, Class D (P) (S)	2.686	02-13-32	4,270,000	4,140,141
Commercial Mortgage Trust (Deutsche Bank/Morgan Stanley) Series 2014-PAT, Class D (P) (S)	2.585	08-13-27	6,930,000	6,730,798
Commercial Mortgage Trust (Wells Fargo)
Series 2012-CR2, Class XA IO	1.741	08-15-45	31,746,393	2,576,436
Series 2014-CR15, Class XA IO	1.311	02-10-47	51,562,440	2,736,816
Series 2014-CR16, Class C (P)	4.905	04-10-47	4,850,000	5,040,270
Core Industrial Trust Series 2015-CALW, Class F (P) (S)	3.850	02-10-34	4,885,000	4,492,541
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-4, Class 2AR1 (P)	0.716	06-25-34	2,775,990	2,622,815
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class DFX (P) (S)	3.382	12-15-19	2,345,000	2,292,313
Series 2015-NRF, Class EFX (P) (S)	3.382	12-15-19	5,210,000	4,873,489
GMAC Mortgage Loan Trust Series 2004-AR2, Class 3A (P)	3.240	08-19-34	1,838,025	1,773,338
Great Wolf Trust Series 2015-WOLF, Class D (P) (S)	3.935	05-15-34	7,102,000	6,886,001
GS Mortgage Securities Trust
Series 2012-GC17, Class XA IO	2.490	05-10-45	94,127,243	7,662,108
Series 2015-590M, Class C (P) (S)	3.805	10-10-35	5,490,000	5,375,423
Series 2016-ICE2, Class D (P) (S)	6.185	03-15-33	6,585,000	6,598,331
Series 2016-RENT, Class D (P) (S)	4.067	02-10-29	5,175,000	4,990,455
HarborView Mortgage Loan Trust
Series 2005-11, Class X IO	2.495	08-19-45	6,944,726	405,123

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       28

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2005-2, Class IX IO	2.069	05-19-35	31,750,459	$2,148,427
Series 2005-9, Class 2A1C (P)	0.889	06-20-35	4,439,803	3,935,577
Series 2007-3, Class ES IO (S)	0.350	05-19-47	48,268,667	745,346
Series 2007-4, Class ES IO	0.350	07-19-47	51,126,113	735,503
Series 2007-6, Class ES IO (S)	0.344	08-19-37	39,293,039	494,441
HILT Mortgage Trust Series 2014-ORL, Class D (P) (S)	2.585	07-15-29	4,795,000	4,636,000
Hilton USA Trust
Series 2013-HLF, Class EFL (P) (S)	4.186	11-05-30	3,703,928	3,691,248
Series 2013-HLT, Class DFX (S)	4.407	11-05-30	6,127,000	6,151,561
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class DFL (P) (S)	4.086	08-05-34	3,470,000	3,430,614
Impac Secured Assets CMN Owner Trust Series 2004-4, Class M2 (P)	1.256	02-25-35	3,395,000	3,115,973
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	2.261	07-25-35	54,373,981	4,159,860
Series 2005-AR8, Class AX2 IO	2.267	05-25-35	49,827,102	3,557,356
Series 2005-AR18, Class 1X IO	2.033	10-25-36	20,879,106	1,764,641
Series 2005-AR18, Class 2X IO	1.761	10-25-36	32,228,523	1,683,499
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class C (P)	4.675	04-15-47	7,040,000	6,990,794
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (S)	1.431	07-05-32	23,665,000	1,808,096
Series 2014-FL5, Class C (P) (S)	2.534	07-15-31	8,370,000	8,259,036
Series 2014-INN, Class F (P) (S)	4.434	06-15-29	4,130,000	3,917,770
Series 2014-PHH, Class C (P) (S)	2.534	08-15-27	7,925,000	7,811,560
Series 2015-MAR7, Class C (S)	4.490	06-05-32	5,665,000	5,418,426
Series 2015-SG, Class B (P) (S)	3.185	07-15-36	4,275,000	4,250,697
MASTR Adjustable Rate Mortgages Trust Series 2004-11, Class M2 (P)	1.546	11-25-34	4,255,000	4,126,233
Merrill Lynch Mortgage Investors Trust Series 2005-2, Class 1A (P)	1.904	10-25-35	3,746,058	3,615,777
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class C (P)	4.177	02-15-46	2,768,000	2,700,012
Series 2014-C18, Class 300D	5.279	08-15-31	3,020,000	3,029,143
Morgan Stanley Capital I Trust
Series 2014-150E, Class D (P) (S)	4.295	09-09-32	11,110,000	10,824,666
Series 2015, Class XLF1 C (P) (S)	2.634	08-14-31	4,775,000	4,738,335
Morgan Stanley Mortgage Loan Trust Series 2004-6AR, Class 2A2 (P)	2.896	08-25-34	3,874,593	3,805,999
MortgageIT Trust Series 2005-2, Class 1A2 (P)	0.776	05-25-35	2,574,942	2,397,821
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates
Series 2005-2, Class M2 (P)	0.896	04-25-35	4,222,672	3,867,871
Series 2005-3, Class APT (P)	0.736	07-25-35	3,896,181	3,761,796

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       29

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Residential Accredit Loans, Inc. Series 2005-QO4, Class XIO IO	2.276	12-25-45	17,488,779	$1,683,216
Thornburg Mortgage Securities Trust Series 2004-1, Class II2A (P)	1.925	03-25-44	3,261,786	3,162,957
TMSQ Mortgage Trust Series 2011-1500, Class D (P) (S)	3.963	10-10-36	3,010,000	2,800,739
UBS Commercial Mortgage Trust Series 2012-C1, Class B	4.822	05-10-45	2,745,000	2,921,173
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO (S)	1.653	05-10-63	37,250,954	2,140,645
VNDO Mortgage Trust Series 2013-PENN, Class D (P) (S)	4.079	12-13-29	5,963,000	6,034,891
WaMu Mortgage Pass Through Certificates
Series 2005-AR19, Class A1A2 (P)	0.736	12-25-45	4,099,145	3,557,130
Series 2005-AR2, Class 2A1B (P)	0.816	01-25-45	1,526,868	1,370,605
Series 2005-AR2, Class 2A3 (P)	0.796	01-25-45	2,299,418	2,128,980
Series 2005-AR8, Class 2AB2 (P)	0.866	07-25-45	4,059,971	3,576,321
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (P) (S)	2.710	03-18-28	8,550,000	8,324,776
Series 2013-BTC, Class E (P) (S)	3.550	04-16-35	5,110,000	4,642,220
Series 2015-LC22, Class B (P)	4.539	09-15-58	3,540,000	3,858,404
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (S)	2.139	11-15-45	49,675,873	4,177,443
Series 2013-C15, Class B (P)	4.480	08-15-46	1,132,000	1,226,167
Series 2013-C16, Class B (P)	4.983	09-15-46	2,200,000	2,461,031
WFCG Commercial Mortgage Trust Series 2015-BXRP, Class D (P) (S)	3.005	11-15-29	582,485	574,231
U.S. Government Agency 1.0%				35,385,443
Federal Home Loan Mortgage Corp.
Series 2015-DNA1, Class M2 (P)	2.296	10-25-27	3,890,000	3,881,520
Series 2015-DNA1, Class M3 (P)	3.746	10-25-27	1,325,000	1,295,715
Series 2016-HQA1, Class M2 (P)	3.196	09-25-28	7,705,000	7,809,749
Series 2016-HQA2, Class M2 (P)	2.696	11-25-28	2,440,000	2,447,178
Series 290, Class IO	3.500	11-15-32	9,076,010	1,413,942
Series 4136, Class IH IO	3.500	09-15-27	10,382,371	1,128,249
Series K017, Class X1 IO	1.411	12-25-21	19,468,273	1,181,514
Series K018, Class X1 IO	1.403	01-25-22	18,854,763	1,177,853
Series K021, Class X1 IO	1.488	06-25-22	5,139,709	370,018
Series K022, Class X1 IO	1.276	07-25-22	103,946,392	6,556,284
Series K709, Class X1 IO	1.523	03-25-19	16,593,294	599,823
Series K710, Class X1 IO	1.764	05-25-19	32,883,345	1,425,269
Series K711, Class X1 IO	1.697	07-25-19	61,373,945	2,717,466
Federal National Mortgage Association
Series 2012-137, Class QI IO	3.000	12-25-27	12,389,997	1,334,653
Series 2012-137, Class WI IO	3.500	12-25-32	9,577,367	1,411,297

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       30

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Government National Mortgage Association Series 2012-114, Class IO	0.900	01-16-53	9,383,004	$634,913
Asset backed securities 15.3%				$576,815,193
(Cost $573,854,512)
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3, Class M2 (P)	1.121	05-25-35	2,642,096	2,548,674
Aegis Asset Backed Securities Trust
Series 2005-1, Class M3 (P)	0.989	03-25-35	55,000	52,079
Series 2005-4, Class M1 (P)	0.896	10-25-35	9,530,000	8,705,783
Ally Auto Receivables Trust
Series 2014-2, Class A4	1.840	01-15-20	8,344,000	8,418,389
Series 2015-1, Class A4	1.750	05-15-20	5,980,000	6,022,630
Ally Master Owner Trust
Series 2012-4, Class A	1.720	07-15-19	4,830,000	4,844,533
Series 2015-3, Class A	1.630	05-15-20	7,970,000	7,945,891
American Express Credit Account Master Trust
Series 2014-3, Class A	1.490	04-15-20	7,661,000	7,699,429
Series 2014-4, Class A	1.430	06-15-20	9,020,000	9,058,208
Ameriquest Mortgage Securities, Inc.
Series 2005-R10, Class M1 (P)	0.856	01-25-36	3,100,000	2,929,881
Series 2005-R3, Class M2 (P)	0.916	05-25-35	3,680,000	3,502,305
Applebee's Funding LLC Series 2014-1, Class A2 (S)	4.277	09-05-44	12,900,000	12,985,326
Arby's Funding LLC Series 2015-1A, Class A2 (S)	4.969	10-30-45	7,497,325	7,771,180
Argent Securities, Inc.
Series 2003-W10, Class M1 (P)	1.519	01-25-34	1,806,828	1,672,503
Series 2004-W6, Class M1 (P)	1.271	05-25-34	909,077	862,836
BA Credit Card Trust Series 2015-A2, Class A	1.360	09-15-20	12,480,000	12,514,460
Bank of the West Auto Trust
Series 2014-1, Class A4 (S)	1.650	03-16-20	6,400,000	6,409,132
Series 2015-1, Class A4 (S)	1.660	09-15-20	6,545,000	6,513,525
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P) (S)	0.686	07-25-36	6,404,130	6,032,753
Series 2006-1A, Class A3 (P) (S)	0.796	07-25-36	3,885,000	3,341,987
California Republic Auto Receivables Trust
Series 2014-4, Class A4	1.840	06-15-20	6,240,000	6,234,935
Series 2015-2, Class A4	1.750	01-15-21	6,865,000	6,816,052
Capital One Multi-Asset Execution Trust
Series 2014-A5, Class A	1.480	07-15-20	12,785,000	12,847,398
Series 2015-A5, Class A5	1.600	05-17-21	7,762,000	7,817,130
CarMax Auto Owner Trust
Series 2014-3, Class A3	1.160	06-17-19	7,791,044	7,796,225
Series 2015-2, Class A4	1.800	03-15-21	3,145,000	3,157,335
Series 2016-1, Class A4	1.880	06-15-21	3,545,000	3,560,374
Series 2016-2, Class A4	1.680	09-15-21	4,340,000	4,313,284

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       31

	Rate (%)	Maturity date	Par value^	Value
Chase Issuance Trust
Series 2014-A6, Class A	1.260	07-15-19	5,424,000	$5,436,062
Series 2014-A7, Class A	1.380	11-15-19	9,340,000	9,368,787
Series 2015, Class A2A	1.590	02-18-20	9,336,000	9,398,017
Series 2015-A5, Class A	1.360	04-15-20	13,310,000	13,334,176
Chrysler Capital Auto Receivables Trust
Series 2014-BA, Class A4 (S)	1.760	12-16-19	2,585,000	2,589,821
Series 2015-AA, Class A4 (S)	1.550	02-18-20	90,000	89,508
Citibank Credit Card Issuance Trust
Series 2007-A8, Class A8	5.650	09-20-19	4,455,000	4,713,796
Series 2014-A8, Class A8	1.730	04-09-20	9,245,000	9,327,672
Citicorp Residential Mortgage Trust Series 2007-2, Class A6	6.265	06-25-37	685,969	707,059
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (S)	4.474	03-20-43	10,275,800	10,252,848
CNH Equipment Trust
Series 2015-C, Class A3	1.660	11-16-20	9,901,000	9,944,022
Series 2016-B, Class A3	1.630	08-16-21	3,725,000	3,726,537
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5	8.100	08-15-25	100,595	82,269
Countrywide Asset-Backed Certificates Trust Series 2004-10, Class AF5B	5.613	02-25-35	2,210,841	2,230,684
Credit-Based Asset Servicing and Securitization LLC Series 2005-CB4, Class M1 (P)	0.866	07-25-35	1,955,000	1,908,054
CSMC Trust Series 2006-CF2, Class M1 (P) (S)	0.916	05-25-36	3,245,569	3,193,711
DB Master Finance LLC Series 2015-1A, Class A2II (S)	3.980	02-20-45	9,366,438	9,533,160
Discover Card Execution Note Trust Series 2016-A1, Class A1	1.640	07-15-21	18,245,000	18,357,170
Driven Brands Funding LLC Series 2015-1A, Class A2 (S)	5.216	07-20-45	5,243,650	5,200,489
Encore Credit Receivables Trust Series 2005-2, Class M2 (P)	1.136	11-25-35	3,836,733	3,751,517
EquiFirst Mortgage Loan Trust Series 2004-3, Class M3 (P)	1.421	12-25-34	2,943,453	2,649,992
Ford Credit Auto Owner Trust
Series 2014-1, Class B (S)	2.410	11-15-25	3,225,000	3,214,382
Series 2015-A, Class A4	1.640	06-15-20	3,682,000	3,695,939
Series 2015-B, Class A4	1.580	08-15-20	3,910,000	3,917,420
Series 2016-B, Class A4	1.520	08-15-21	2,390,000	2,380,125
Ford Credit Floorplan Master Owner Trust
Series 2012-5, Class A	1.490	09-15-19	7,965,000	7,979,469
Series 2014-4, Class A1	1.400	08-15-19	10,425,000	10,428,277
Series 2015-1, Class A1	1.420	01-15-20	8,485,000	8,478,466
GM Financial Automobile Leasing Trust
Series 2015-1, Class A4	1.730	06-20-19	2,045,000	2,050,264
Series 2015-2, Class A4	1.850	07-22-19	7,012,000	7,035,128

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       32

	Rate (%)	Maturity date	Par value^	Value
GMF Floorplan Owner Revolving Trust Series 2015-1, Class A1 (S)	1.650	05-15-20	4,370,000	$4,359,925
GSAA Home Equity Trust Series 2005-11, Class 3A1 (P)	0.716	10-25-35	2,997,074	2,806,130
GSAA Trust Series 2005-10, Class M3 (P)	0.996	06-25-35	4,796,363	4,649,915
Home Equity Asset Trust
Series 2005-1, Class M4 (P)	1.466	05-25-35	2,085,000	2,007,816
Series 2005-3, Class M4 (P)	1.406	08-25-35	2,880,000	2,667,385
Honda Auto Receivables Series 2016-2, Class A4	1.620	08-15-22	6,670,000	6,669,899
Honda Auto Receivables Owner Trust
Series 2014-3, Class A4	1.310	10-15-20	11,010,000	11,026,730
Series 2015-1, Class A4	1.320	11-16-20	45,000	45,028
Series 2015-2, Class A4	1.470	08-23-21	5,660,000	5,671,987
Series 2015-3, Class A4	1.560	10-18-21	6,075,000	6,101,941
Hyundai Auto Receivables Trust Series 2015-A, Class A4	1.370	07-15-20	40,000	39,962
John Deere Owner Trust
Series 2014-B, Class A4	1.500	06-15-21	5,170,000	5,174,765
Series 2015, Class AA4	1.650	12-15-21	2,961,000	2,967,779
Merrill Lynch Mortgage Investors Trust
Series 2004-OPT1, Class A1A (P)	0.966	06-25-35	3,110,715	2,982,388
Series 2005-WMC1, Class M1 (P)	1.196	09-25-35	2,086,424	1,978,792
MVW Owner Trust
Series 2014-1A, Class A (S)	2.250	09-20-31	1,036,364	1,014,364
Series 2015-1A, Class A (S)	2.520	12-20-32	3,605,616	3,584,643
Nationstar Home Equity Loan Trust Series 2006-B, Class AV4 (P)	0.726	09-25-36	5,939,164	5,551,137
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	1.121	03-25-35	7,315,000	6,791,530
Series 2005-2, Class M2 (P)	0.896	06-25-35	10,316,000	9,793,278
Nissan Auto Receivables Owner Trust
Series 2015-A, Class A4	1.500	09-15-21	90,000	89,998
Series 2016-B, Class A4	1.540	10-17-22	3,255,000	3,236,189
Nissan Master Owner Trust Receivables Trust Series 2015-A, Class A2	1.440	01-15-20	7,368,000	7,375,160
Porsche Innovative Lease Owner Trust Series 2014-1, Class A4 (S)	1.260	09-21-20	4,137,000	4,135,937
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4	4.934	08-25-35	6,645,000	6,668,323
Saxon Asset Securities Trust Series 2006-2, Class A3C (P)	0.596	09-25-36	7,152,786	6,799,225
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A (S)	2.050	06-20-31	1,961,214	1,953,812
Sonic Capital LLC Series 2016-1A, Class A2 (S)	4.472	05-20-46	2,745,000	2,745,000
Soundview Home Loan Trust Series 2005-CTX1, Class M2 (P)	0.886	11-25-35	3,073,500	2,919,993

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       33

	Rate (%)	Maturity date	Par value^	Value
Specialty Underwriting & Residential Finance Trust Series 2006-BC1, Class A2D (P)	0.746	12-25-36	7,690,000	$7,579,262
Structured Asset Investment Loan Trust
Series 2005-1, Class M2 (P) (S)	1.166	02-25-35	5,285,000	5,031,859
Series 2005-2, Class M2 (P)	1.181	03-25-35	7,250,000	6,811,984
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-2XS, Class 2A2 (P)	1.939	02-25-35	3,441,801	3,270,204
Structured Asset Securities Corp. Trust Series 2005-AR1, Class M1 (P)	0.876	09-25-35	2,735,000	2,608,944
SunTrust Auto Receivables Trust Series 2015-1, Class A4 (S)	1.780	01-15-21	6,555,000	6,567,194
Synchrony Credit Card Master Note Trust Series 2016-1, Class A	2.040	03-15-22	4,910,000	4,969,825
Taco Bell Funding LLC Series 2016-1A, Class A2I (S)	3.832	05-25-46	6,675,000	6,687,349
TAL Advantage V LLC Series 2014-1A, Class A (S)	3.510	02-22-39	1,821,250	1,745,578
Toyota Auto Receivables Owner Series 2016-B, Class A4	1.520	08-16-21	3,910,000	3,903,938
Toyota Auto Receivables Owner Trust
Series 2014-C, Class A4	1.440	04-15-20	3,590,000	3,598,718
Series 2015-B, Class A4	1.740	09-15-20	5,540,000	5,576,331
Volkswagen Credit Auto Master Trust Series 2014-1A, Class A2 (S)	1.400	07-22-19	4,245,000	4,197,163
Wendys Funding LLC Series 2015-1A, Class A2I (S)	3.371	06-15-45	10,662,420	10,598,416
Westgate Resorts LLC
Series 2013-1A, Class B (S)	3.750	08-20-25	421,060	420,930
Series 2014-1A, Class A (S)	2.150	12-20-26	6,034,795	5,932,988
Series 2014-1A, Class B (S)	3.250	12-20-26	2,771,812	2,729,370
Series 2014-AA, Class A (S)	6.250	10-20-26	1,137,198	1,132,991
Series 2015-1A, Class A (S)	2.750	05-20-27	2,573,483	2,550,097
Series 2015-2A, Class B (S)	4.000	07-20-28	4,392,925	4,359,464
Series 2016-1A, Class A (S)	3.500	12-20-28	2,884,142	2,858,381
World Omni Auto Receivables Trust Series 2016-A, Class A3	1.770	09-15-21	9,880,000	9,955,984
World Omni Automobile Lease Securitization Trust Series 2014-A, Class A4	1.370	01-15-20	4,565,000	4,570,134
			Shares	Value
Preferred securities 0.6%				$24,265,792
(Cost $24,254,595)
Consumer staples 0.1%				2,009,672
Food and staples retailing 0.1%
Ocean Spray Cranberries, Inc., Series A, 6.250% (S)			23,250	2,009,672

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       34

			Shares	Value
Financials 0.4%				$16,832,410
Banks 0.1%
	FNB Corp. (7.250% to 2-15-24, then 3 month LIBOR + 4.600%)		62,350	1,886,088
	Regions Financial Corp., 6.375%		78,785	2,067,318
	Wells Fargo & Company, Series L, 7.500%		1,572	1,932,570
Capital markets 0.1%
	The Goldman Sachs Group, Inc. (5.500% to 5-10-23, then 3 month LIBOR + 3.640%)		95,285	2,467,882
Consumer finance 0.0%
	Discover Financial Services, 6.500%		69,600	1,840,224
Diversified financial services 0.2%
	GMAC Capital Trust I, 6.402%		265,056	6,638,328
Utilities 0.1%				5,423,710
Electric utilities 0.0%
	Exelon Corp., 6.500%		42,281	1,996,509
Multi-utilities 0.1%
	Dominion Resources, Inc., 6.375%		68,339	3,427,201
			Shares	Value
Warrants 0.0%				$8,015
(Cost $0)
HealthSouth Corp. (Expiration Date: 1-17-17; Strike Price: $41.40) (I)			3,143	8,015
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 4.2%				$157,432,000
(Cost $157,432,000)
U.S. Government Agency 1.0%				38,674,000
Federal Home Loan Bank Discount Note	0.150	06-01-16	38,674,000	38,674,000
			Par value^	Value
Repurchase agreement 3.2%				118,758,000
Barclays Tri-Party Repurchase Agreement dated 5-31-16 at 0.290% to be repurchased at $105,116,847 on 6-1-16, collateralized by $75,872,700 U.S. Treasury Inflation Indexed Bonds, 0.750% due 2-15-45 (valued at $73,675,511, including interest) and $32,500,000 U.S. Treasury Inflation Indexed Notes, 0.125% due 1-15-23 (valued at $33,543,743, including interest)			105,116,000	105,116,000
Repurchase Agreement with State Street Corp. dated 5-31-16 at 0.030% to be repurchased at $13,642,011 on 6-1-16, collateralized by $13,415,000 U.S. Treasury Notes, 2.125% due 8-31-20 (valued at $13,918,063, including interest)			13,642,000	13,642,000
Total investments (Cost $3,809,116,560)† 101.6%				$3,840,878,896
Other assets and liabilities, net (1.6%)				($61,513,327)
Total net assets 100.0%				$3,779,365,569

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       35

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $872,968,251 or 23.1% of the fund's net assets as of 5-31-16.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 5-31-16, the aggregate cost of investment securities for federal income tax purposes was $3,821,268,605. Net unrealized appreciation aggregated to $19,610,291, of which $67,763,385 related to appreciated investment securities and $48,153,094 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       36

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 5-31-16

Assets
Investments, at value (Cost $3,809,116,560)	$3,840,878,896
Cash	4,724,938
Receivable for investments sold	19,041,573
Receivable for delayed delivery securities sold	8,748,806
Receivable for fund shares sold	17,717,367
Dividends and interest receivable	27,613,996
Receivable due from advisor	204
Other receivables and prepaid expenses	165,398
Total assets	3,918,891,178
Liabilities
Payable for investments purchased	54,472,916
Payable for delayed delivery securities purchased	73,867,264
Payable for fund shares repurchased	9,349,414
Distributions payable	598,090
Payable to affiliates
Accounting and legal services fees	112,823
Transfer agent fees	339,467
Distribution and service fees	294,183
Other liabilities and accrued expenses	491,452
Total liabilities	139,525,609
Net assets	$3,779,365,569
Net assets consist of
Paid-in capital	$3,786,767,091
Undistributed net investment income	1,246,663
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	(40,410,528)
Net unrealized appreciation (depreciation) on investments	31,762,343
Net assets	$3,779,365,569

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       37

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($1,903,832,660 ÷ 120,544,249 shares)[1]	$15.79
Class B ($22,514,571 ÷ 1,425,683 shares)[1]	$15.79
Class C ($309,924,766 ÷ 19,621,947 shares)[1]	$15.79
Class I ($1,367,422,648 ÷ 86,570,049 shares)	$15.80
Class R2 ($56,045,478 ÷ 3,544,642 shares)	$15.81
Class R4 ($306,955 ÷ 19,414 shares)	$15.81
Class R6 ($117,798,269 ÷ 7,449,639 shares)	$15.81
Class NAV ($1,520,222 ÷ 96,127 shares)	$15.81
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$16.45

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       38

STATEMENT OF OPERATIONS   For the year ended 5-31-16

Investment income
Interest	$120,958,099
Dividends	1,845,796
Total investment income	122,803,895
Expenses
Investment management fees	13,703,959
Distribution and service fees	8,561,143
Accounting and legal services fees	629,175
Transfer agent fees	3,718,341
Trustees' fees	46,719
State registration fees	283,904
Printing and postage	291,198
Professional fees	232,469
Custodian fees	442,537
Registration and filing fees	121,701
Other	60,484
Total expenses	28,091,630
Less expense reductions	(1,835,696)
Net expenses	26,255,934
Net investment income	96,547,961
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments and foreign currency transactions	(13,656,576)
Futures contracts	1,791,400
(11,865,176)
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabilities in foreign currencies	(24,697,088)
(24,697,088)
Net realized and unrealized loss	(36,562,264)
Increase in net assets from operations	$59,985,697

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       39

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-16	Year ended 5-31-15
Increase (decrease) in net assets
From operations
Net investment income	$96,547,961	$77,562,494
Net realized gain (loss)	(11,865,176)	11,460,974
Change in net unrealized appreciation (depreciation)	(24,697,088)	(19,212,687)
Increase in net assets resulting from operations	59,985,697	69,810,781
Distributions to shareholders
From net investment income
Class A	(58,302,581)	(59,394,153)
Class B	(629,610)	(977,676)
Class C	(7,007,749)	(6,417,954)
Class I	(33,385,576)	(22,879,954)
Class R2	(1,438,202)	(749,133)
Class R4[1]	(5,612)	(613)
Class R6	(3,813,054)	(2,793,534)
Class NAV[2]	(41,131)	—
From net realized gain
Class A	—	(4,597,085)
Class B	—	(90,887)
Class C	—	(621,883)
Class I	—	(1,722,915)
Class R2	—	(50,371)
Class R6	—	(196,277)
Total distributions	(104,623,515)	(100,492,435)
From fund share transactions	880,827,449	1,016,221,197
Total increase	836,189,631	985,539,543
Net assets
Beginning of year	2,943,175,938	1,957,636,395
End of year	$3,779,365,569	$2,943,175,938
Undistributed (accumulated distributions in excess of) net investment income	$1,246,663	($570,403)

1	The inception date for Class R4 shares is 3-27-15.
2	The inception date for Class NAV shares is 8-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       40

Financial highlights

Class A Shares Period ended	5-31-16	5-31-15	5-31-14	5-31-13	5-31-12
Per share operating performance
Net asset value, beginning of period	$16.06	$16.26	$16.37	$15.86	$15.86
Net investment income[1]	0.47	0.53	0.61	0.63	0.72
Net realized and unrealized gain (loss) on investments	(0.23)	(0.05)	0.02	0.61	0.08
Total from investment operations	0.24	0.48	0.63	1.24	0.80
Less distributions
From net investment income	(0.51)	(0.63)	(0.67)	(0.70)	(0.79)
From net realized gain	—	(0.05)	(0.07)	(0.03)	(0.01)
Total distributions	(0.51)	(0.68)	(0.74)	(0.73)	(0.80)
Net asset value, end of period	$15.79	$16.06	$16.26	$16.37	$15.86
Total return (%)[2,3]	1.59	3.02	4.06	7.93	5.21
Ratios and supplemental data
Net assets, end of period (in millions)	$1,904	$1,740	$1,411	$1,434	$1,061
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93	0.94	0.98	1.03	1.06
Expenses including reductions	0.87	0.89	0.92	0.98	1.02
Net investment income	3.01	3.25	3.80	3.84	4.63
Portfolio turnover (%)	56	66	77	72	76

1	Based on average daily shares outstanding.
2	Does not reflect the effect of sales charges, if any.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       41

Class B Shares Period ended	5-31-16	5-31-15	5-31-14	5-31-13	5-31-12
Per share operating performance
Net asset value, beginning of period	$16.06	$16.26	$16.37	$15.86	$15.86
Net investment income[1]	0.36	0.42	0.50	0.51	0.61
Net realized and unrealized gain (loss) on investments	(0.23)	(0.05)	0.02	0.61	0.08
Total from investment operations	0.13	0.37	0.52	1.12	0.69
Less distributions
From net investment income	(0.40)	(0.52)	(0.56)	(0.58)	(0.68)
From net realized gain	—	(0.05)	(0.07)	(0.03)	(0.01)
Total distributions	(0.40)	(0.57)	(0.63)	(0.61)	(0.69)
Net asset value, end of period	$15.79	$16.06	$16.26	$16.37	$15.86
Total return (%)[2,3]	0.88	2.31	3.34	7.18	4.48
Ratios and supplemental data
Net assets, end of period (in millions)	$23	$28	$33	$44	$37
Ratios (as a percentage of average net assets):
Expenses before reductions	1.63	1.64	1.68	1.73	1.76
Expenses including reductions	1.57	1.59	1.62	1.68	1.72
Net investment income	2.32	2.57	3.11	3.15	3.92
Portfolio turnover (%)	56	66	77	72	76

1	Based on average daily shares outstanding.
2	Does not reflect the effect of sales charges, if any.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       42

Class C Shares Period ended	5-31-16	5-31-15	5-31-14	5-31-13	5-31-12
Per share operating performance
Net asset value, beginning of period	$16.06	$16.26	$16.37	$15.87	$15.86
Net investment income[1]	0.36	0.41	0.49	0.51	0.61
Net realized and unrealized gain (loss) on investments	(0.23)	(0.04)	0.03	0.60	0.09
Total from investment operations	0.13	0.37	0.52	1.11	0.70
Less distributions
From net investment income	(0.40)	(0.52)	(0.56)	(0.58)	(0.68)
From net realized gain	—	(0.05)	(0.07)	(0.03)	(0.01)
Total distributions	(0.40)	(0.57)	(0.63)	(0.61)	(0.69)
Net asset value, end of period	$15.79	$16.06	$16.26	$16.37	$15.87
Total return (%)[2,3]	0.88	2.31	3.34	7.11	4.55
Ratios and supplemental data
Net assets, end of period (in millions)	$310	$250	$162	$195	$116
Ratios (as a percentage of average net assets):
Expenses before reductions	1.63	1.64	1.68	1.72	1.77
Expenses including reductions	1.57	1.59	1.62	1.67	1.72
Net investment income	2.31	2.53	3.10	3.12	3.91
Portfolio turnover (%)	56	66	77	72	76

1	Based on average daily shares outstanding.
2	Does not reflect the effect of sales charges, if any.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       43

Class I Shares Period ended	5-31-16	5-31-15	5-31-14	5-31-13	5-31-12
Per share operating performance
Net asset value, beginning of period	$16.06	$16.26	$16.37	$15.87	$15.86
Net investment income[1]	0.52	0.57	0.66	0.68	0.78
Net realized and unrealized gain (loss) on investments	(0.22)	(0.04)	0.02	0.61	0.09
Total from investment operations	0.30	0.53	0.68	1.29	0.87
Less distributions
From net investment income	(0.56)	(0.68)	(0.72)	(0.76)	(0.85)
From net realized gain	—	(0.05)	(0.07)	(0.03)	(0.01)
Total distributions	(0.56)	(0.73)	(0.79)	(0.79)	(0.86)
Net asset value, end of period	$15.80	$16.06	$16.26	$16.37	$15.87
Total return (%)[2]	1.97	3.35	4.40	8.27	5.70
Ratios and supplemental data
Net assets, end of period (in millions)	$1,367	$793	$302	$277	$123
Ratios (as a percentage of average net assets):
Expenses before reductions	0.61	0.63	0.66	0.65	0.67
Expenses including reductions	0.56	0.57	0.60	0.60	0.62
Net investment income	3.32	3.53	4.11	4.19	4.99
Portfolio turnover (%)	56	66	77	72	76

1	Based on average daily shares outstanding.
2	Total returns would have been lower had certain expenses not been reduced during the applicable periods.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       44

Class R2 Shares Period ended	5-31-16	5-31-15	5-31-14	5-31-13	5-31-12	[1]
Per share operating performance
Net asset value, beginning of period	$16.08	$16.27	$16.38	$15.87	$15.80
Net investment income[2]	0.46	0.51	0.60	0.62	0.17
Net realized and unrealized gain (loss) on investments	(0.23)	(0.02)	0.02	0.64	0.09
Total from investment operations	0.23	0.49	0.62	1.26	0.26
Less distributions
From net investment income	(0.50)	(0.63)	(0.66)	(0.72)	(0.19)
From net realized gain	—	(0.05)	(0.07)	(0.03)	—
Total distributions	(0.50)	(0.68)	(0.73)	(0.75)	(0.19)
Net asset value, end of period	$15.81	$16.08	$16.27	$16.38	$15.87
Total return (%)[3]	1.55	2.97	4.01	8.09	1.68	[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$56	$39	$7	$2	—	[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.03	0.98	1.05	1.03	0.86	[6]
Expenses including reductions	0.97	0.93	0.99	0.98	0.80	[6]
Net investment income	2.92	3.16	3.76	3.88	4.28	[6]
Portfolio turnover (%)	56	66	77	72	76	[7]

1	The inception date for Class R2 shares is 3-1-12.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Less than $500,000.
6	Annualized.
7	The portfolio turnover is shown for the period from 6-1-11 to 5-31-12.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       45

Class R4 Shares Period ended	5-31-16	5-31-15	[1]
Per share operating performance
Net asset value, beginning of period	$16.08	$16.15
Net investment income[2]	0.51	0.06
Net realized and unrealized loss on investments	(0.22)	(0.03)
Total from investment operations	0.29	0.03
Less distributions
From net investment income	(0.56)	(0.10)
Net asset value, end of period	$15.81	$16.08
Total return (%)[3]	1.86	0.18	[4]
Ratios and supplemental data
Net assets, end of period (in millions)	— [5]	—	[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82	0.80	[6]
Expenses including reductions	0.66	0.64	[6]
Net investment income	3.24	2.21	[6]
Portfolio turnover (%)	56	66	[7]

1	The inception date for Class R4 shares is 3-27-15.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Less than $500,000.
6	Annualized.
7	The portfolio turnover is shown for the period from 6-1-14 to 5-31-15.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       46

Class R6 Shares Period ended	5-31-16	5-31-15	5-31-14	5-31-13	5-31-12	[1]
Per share operating performance
Net asset value, beginning of period	$16.08	$16.28	$16.38	$15.87	$15.55
Net investment income[2]	0.54	0.59	0.68	0.70	0.57
Net realized and unrealized gain (loss) on investments	(0.23)	(0.04)	0.03	0.61	0.40
Total from investment operations	0.31	0.55	0.71	1.31	0.97
Less distributions
From net investment income	(0.58)	(0.70)	(0.74)	(0.77)	(0.64)
From net realized gain	—	(0.05)	(0.07)	(0.03)	(0.01)
Total distributions	(0.58)	(0.75)	(0.81)	(0.80)	(0.65)
Net asset value, end of period	$15.81	$16.08	$16.28	$16.38	$15.87
Total return (%)[3]	2.02	3.45	4.58	8.42	6.38	[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$118	$93	$43	$3	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.52	0.54	0.56	0.57	0.63	[5]
Expenses including reductions	0.44	0.46	0.50	0.52	0.57	[5]
Net investment income	3.45	3.66	4.26	4.30	5.04	[5]
Portfolio turnover (%)	56	66	77	72	76	[6]

1	The inception date for Class R6 shares is 9-1-11.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.
6	The portfolio turnover is shown for the period from 6-1-11 to 5-31-12.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       47

Class NAV Shares Period ended	5-31-16	[1]
Per share operating performance
Net asset value, beginning of period	$15.78
Net investment income[2]	0.41
Net realized and unrealized gain on investments	0.06
Total from investment operations	0.47
Less distributions
From net investment income	(0.44)
Net asset value, end of period	$15.81
Total return (%)[3]	3.03	[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.50	[5]
Expenses including reductions	0.44	[5]
Net investment income	3.44	[5]
Portfolio turnover (%)	56	[6]

1	The inception date for Class NAV shares is 8-31-15.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the period.
4	Not annualized.
5	Annualized.
6	The portfolio turnover is shown for the period from 6-1-15 to 5-31-16.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       48

Notes to financial statements

Note 1 — Organization

John Hancock Bond Fund (the fund) is a series of John Hancock Sovereign Bond Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with prudent investment risk.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R2 and R4 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       49

valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2016, by major security category or type:

	Total value at 5-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$1,532,257,776	—	$1,532,257,776	—
U.S. Government and Agency obligations	1,055,355,354	—	1,055,355,354	—
Foreign government obligations	11,436,327	—	11,436,327	—
Capital preferred securities	26,973,151	—	26,973,151	—
Convertible bonds	2,472,188	—	2,472,188	—
Municipal bonds	4,903,342	—	4,903,342	—
Term loans	8,880,057	—	8,880,057	—
Collateralized mortgage obligations	440,079,701	—	440,079,701	—
Asset backed securities	576,815,193	—	576,815,193	—
Preferred securities	24,265,792	$20,370,032	3,895,760	—
Warrants	8,015	8,015	—	—
Short-term investments	157,432,000	—	157,432,000	—
Total investments in securities	$3,840,878,896	$20,378,047	$3,820,500,849	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       50

reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. (Citibank) as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. Prior to June 30, 2015, the fund and other affiliated funds had an agreement with Citibank that enabled them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in Other expenses on the Statement of operations. Commitment fees for the year ended May 31, 2016 were $5,756. For the year ended May 31, 2016, the fund had no borrowings under either line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of May 31, 2016, the fund has a short-term capital loss carryfoward of $7,840,389 and a long-term capital loss carryforward of $20,499,932 available to offset future net realized capital gains. These carryforwards do not expire.

As of May 31, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

The tax character of distributions for the years ended May 31, 2016 and 2015 was as follows:

	May 31, 2016	May 31, 2015
Ordinary Income	$104,623,515	$94,787,378

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       51

	May 31, 2016	May 31, 2015
Long-Term Capital Gain	—	5,705,057
Total	$104,623,515	$100,492,435

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2016, the components of distributable earnings on a tax basis consisted of $1,926,591 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the OTC (over-the-counter) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures are traded on an exchange. Exchange-traded transactions generally present less counterparty risk to a fund than OTC transactions. The exchange stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the year ended May 31, 2016, the fund used futures contracts to manage duration of the fund. The fund held futures contracts with notional values ranging up to $66.4 million as measured at each quarter end. There were no open futures contracts as of May 31, 2016.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2016:

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       52

Risk	Statement of operations location	Futures contracts
Interest rate	Net realized gain (loss)	$1,791,400

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.500% of the first $500 million of the fund's average daily net assets, (b) 0.475% of the next $500 million of the fund's average daily net assets, (c) 0.450% of the next $500 million of the fund's average daily net assets, (d) 0.450% of the next $500 million of the fund's average daily net assets, (e) 0.400% of the next $500 million of the fund's average daily net assets; and (f) 0.350% of the fund's average daily net assets in excess of $2.5 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During year ended May 31, 2016, this waiver amounted to 0.01% of the fund's average net assets on an annualized basis. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse or pay operating expenses of the fund in order to reduce the total annual fund operating expenses by 0.05% of the fund's average daily net assets. These fee waivers and/or reimbursements expire on September 30, 2016, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average net assets, on an annualized basis attributable to the class. The fee waiver and/or reimbursement expires on September 30, 2016, unless renewed by mutual agreement of the fund and Advisor based upon a determination that this is appropriate under the circumstances at that time.

For the year ended May 31, 2016, these expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$1,024,881	Class R4	$92
Class B	14,057	Class R6	76,435
Class C	156,890	Class NAV	631
Class I	536,363	Total	$1,835,535
Class R2	26,186

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       53

The investment management fees incurred for the year ended May 31, 2016 were equivalent to a net annual effective rate of 0.37% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended May 31, 2016 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R2 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 and Class R4 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%

The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires September 30, 2016, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $161 for Class R4 shares for the year ended May 31, 2016.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $7,107,697 for the year ended May 31, 2016. Of this amount, $1,007,826 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $6,011,560 was paid as sales commissions to broker-dealers and $88,311 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2016, CDSCs received by the Distributor amounted to $5,388, $63,511 and $68,440 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares,

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       54

Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended May 31, 2016 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$5,350,202	$2,252,246
Class B	244,161	30,864
Class C	2,732,623	344,958
Class I	—	1,065,659
Class R2	233,679	7,528
Class R4	478	27
Class R6	—	17,059
Total	$8,561,143	$3,718,341

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the years ended May 31, 2016 and 2015 were as follows:

		Year ended 5-31-16		Year ended 5-31-15
	Shares	Amount	Shares	Amount
Class A Shares
Sold	35,391,749	$554,961,010	36,489,446	$589,787,612
Distributions reinvested	3,513,492	55,111,261	3,713,667	60,005,892
Repurchased	(26,690,242)	(418,500,249)	(18,665,985)	(302,037,248)
Net increase	12,214,999	$191,572,022	21,537,128	$347,756,256
Class B Shares
Sold	82,433	$1,288,500	82,022	$1,327,241
Distributions reinvested	32,988	517,501	52,585	849,537
Repurchased	(431,764)	(6,776,648)	(397,112)	(6,418,691)
Net decrease	(316,343)	($4,970,647)	(262,505)	($4,241,913)
Class C Shares
Sold	7,058,923	$110,691,432	7,668,246	$123,946,031
Distributions reinvested	409,330	6,420,042	389,803	6,295,754
Repurchased	(3,423,907)	(53,698,550)	(2,461,115)	(39,792,491)
Net increase	4,044,346	$63,412,924	5,596,934	$90,449,294
Class I Shares
Sold	56,304,150	$884,365,532	36,713,562	$593,720,458
Distributions reinvested	1,944,559	30,506,400	1,375,684	22,220,847
Repurchased	(21,083,501)	(329,474,837)	(7,262,983)	(117,301,758)
Net increase	37,165,208	$585,397,095	30,826,263	$498,639,547
Class R2 Shares
Sold	1,698,660	$26,609,115	2,295,718	$37,088,850
Distributions reinvested	88,114	1,383,168	48,223	779,202
Repurchased	(661,225)	(10,392,657)	(342,641)	(5,541,369)
Net increase	1,125,549	$17,599,626	2,001,300	$32,326,683

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       55

		Year ended 5-31-16		Year ended 5-31-15
	Shares	Amount	Shares	Amount
Class R4 Shares[1]
Sold	13,084	$204,641	6,192	$100,000
Distributions reinvested	138	2,171	—	—
Net increase	13,222	$206,812	6,192	$100,000
Class R6 Shares
Sold	2,204,481	$34,512,931	3,289,778	$53,125,238
Distributions reinvested	242,793	3,812,467	184,830	2,988,651
Repurchased	(779,808)	(12,233,469)	(304,508)	(4,922,559)
Net increase	1,667,466	$26,091,929	3,170,100	$51,191,330
Class NAV Shares[2]
Sold	113,500	$1,786,571	—	—
Distributions reinvested	2,626	41,131	—	—
Repurchased	(19,999)	(310,014)	—	—
Net increase	96,127	$1,517,688	—	—
Total net increase	56,010,574	$880,827,449	62,875,412	$1,016,221,197

1 The inception date for Class R4 shares is 3-27-15.

2 The inception date for Class NAV shares is 8-31-15.

Affiliates of the fund owned 32% and 100% of shares of beneficial interest of Class R4 and Class NAV shares, respectively, on May 31, 2016.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, amounted to $1,482,050,608 and $781,666,742, respectively, for the year ended May 31, 2016. Purchases and sales of U.S. Treasury obligations aggregated $1,175,885,179 and $970,975,159, respectively for the year ended May 31, 2016.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At May 31, 2016, funds within the John Hancock group of funds complex held 0.04% of the fund's net assets.

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Note 9 — Interfund trading

The fund is permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended May 31, 2016, the fund engaged in purchases amounting to $69,578,680.

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       57

AUDITOR'S REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Sovereign Bond Fund and John Hancock Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the fund's investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Bond Fund (the "Fund") at May 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2016 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 15, 2016

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       58

TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2016.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Eligible shareholders will be mailed a 2016 Form 1099-DIV in early 2017. This will reflect the tax character of all distributions paid in calendar year 2016.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

James M. Oates, Born: 1946	2012	230
Trustee and Chairperson of the Board
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairperson of the Board, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2012	230
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2012	230
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2005	230
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Grace K. Fey, Born: 1946	2012	230
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       60

Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Theron S. Hoffman,[2] Born: 1947	2012	230
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	230
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Hassell H. McClellan, Born: 1945	2012	230
Trustee
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2005	230
Trustee and Vice Chairperson of the Board
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (since 2014); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, and Vice Chairperson of the Board, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       61

Independent Trustees (continued)

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

Gregory A. Russo, Born: 1949	2009	230
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee

James R. Boyle, Born: 1959	2015	230
Non-Independent Trustee
Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (since 2014); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).

Craig Bromley, Born: 1966	2012	230
Non-Independent Trustee
President, John Hancock Financial Service (since 2012); Senior Executive Vice President and General Manager, U.S. Division, Manulife Financial Corporation (since 2012); President and Chief Executive Officer, Manulife Insurance Company (Manulife Japan) (2005-2012, including prior positions). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Warren A. Thomson, Born: 1955	2012	230
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       62

Principal officers who are not Trustees

Name, year of birth Position(s) held with fund Principal occupation(s) during past 5 years	Officer of the Trust since

Andrew G. Arnott, Born: 1971	2009
President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust (since 2015); President, John Hancock Exchange-Traded Fund Trust (since 2014).

John J. Danello, Born: 1955	2006
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds,[3] John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Chief Legal Officer and Secretary, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary, and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 36 other John Hancock funds consisting of 26 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       63

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       64

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

ESG All Cap Core

ESG Large Cap Core

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios

Retirement Living Portfolios

Retirement Living II Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF298044	21A 5/16 7/16

ITEM 2. CODE OF ETHICS.

As of the end of the year, May 31, 2016, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Covered Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Peter S. Burgess is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal years ended May 31, 2016 and 2015. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	May 31, 2016	May 31, 2015
John Hancock Bond Fund	$ 54,761	$ 52,423

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews. Additionally, amounts billed to control affiliates were $103,474 and $103,940 for the fiscal years ended May 31, 2016 and 2015, respectively.

Fund	May 31, 2016	May 31, 2015
John Hancock Bond Fund	$ 525	$ 5,220

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning (“tax fees”) amounted to the following for the fiscal years ended May 31, 2016 and 2015. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	May 31, 2016	May 31, 2015
John Hancock Bond Fund	$ 3,500	$ 3,450

(d) All Other Fees

Other fees billed for professional services rendered by the principal accountant to the registrant or to the control affiliates for the fiscal years ended May 31, 2016 and 2015 amounted to the following:

Fund	May 31, 2016	May 31, 2015
John Hancock Bond Fund	$ 108	$ 5,116

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant for the fiscal year ended May 31, 2016, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates for the fiscal years ended May 31, 2016 and 2015 amounted to the following:

Trust	May 31, 2016	May 31, 2015
John Hancock Sovereign Bond Fund	$ 5,647,930	$ 6,620,316

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Peter S. Burgess - Chairman

Charles L. Bardelis

Theron S. Hoffman

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Not applicable.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)   There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	July 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	July 15, 2016

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	July 15, 2016